                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-09019

                        THE DOW TARGET VARIABLE FUND LLC
--------------------------------------------------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)



 ONE FINANCIAL WAY, CINCINNATI, OHIO                                  45242
--------------------------------------------------------------------------------
 (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)                          (ZIP CODE)

--------------------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


Registrant's telephone number, including area code: 513-794-6971


Date of fiscal year end:  December 31, 2005


Date of reporting period: June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


ITEM 1.    REPORTS TO STOCKHOLDERS

The Dow(SM) Target
Variable Fund LLC

                                                             Semi-Annual Report
                                                             June 30, 2005


[OHIO NATIONAL FINANCIAL SERVICES LOGO]

President's
Message

                                         [John J. Palmer Photo]
Dear Investor,

The market's fourth quarter 2004 euphoria did not carry over into 2005. Rising oil prices, slower-than-expected economic growth and continued increases in short-term interest rates have all done their part to hold back the stock market during the first half of 2005.

As of June 30, the Dow Jones Industrial Average was down 3.65 percent for the year. Meanwhile, the broader based S&P 500 showed a smaller decline, indicating that investors may be shying away from the largest U.S. stocks.

The second quarter ended on a down note as the Federal Reserve raised its target for overnight bank lending to 3.25 percent and indicated no slowing in its pace of future increases. Increasing short-term rates can hurt the performance of financial stocks, such as JPMorgan Chase, Citigroup or AIG. It can also be disadvantageous to any company that needs to borrow money for purchases.

The Dow Target Variable Fund

The performance of the Fund was mixed for the first six months. A few portfolios beat the benchmark by a considerable amount; however, most did not. Due to the highly concentrated nature of the portfolios, ownership of a few poorly performing stocks could, and did, drag down the overall performance of several portfolios.

Looking Ahead

In our last letter we asked several questions about the future, and today there is at least some response from business, the consumer and the economy.

- With small chance for further tax cuts or another mortgage refinancing boom, can the economy add enough new jobs to continue the rise in consumer spending?

  Consumer spending is still the bulwark of the economy and new jobs are now the key. The unemployment rate in the United States is down to 5.1 percent (as of 6/30/05) and many forecasters expect this trend to continue at a slow but steady pace.

- Will continued high oil prices negatively impact the amount of discretionary income the consumer has available?

  Yes, rising oil prices have hurt the economy by reducing the consumers' discretionary dollars. However, the continued boom in the housing market has created a countertrend wealth effect that has supported continued consumer spending.

- The Federal Reserve has indicated a willingness to continue to raise rates beyond the current 2.25 percent level. How high and how fast will they rise?

  This question is at least partly answered with an increase through the past six months to 3.25 percent. Most experts believe the Fed will continue to increase rates at a slow pace.

- Given that past increases have not affected yields in long-term bonds will there be continued resistance, or will mid-and long-term rates finally begin to rise?

  The bond market has strongly resisted pressure to increase rates on mid- and long-term rates. As discussed above, the yield curve has flattened dramatically as bond investors and the Federal Reserve Board have battled on the future of inflation in this country.

Given what we now know combined with a quick gaze into the crystal ball, the future offers hope for 2005 capital markets. Profit ultimately drives stock price and corporate profits are generally expected by economists to grow by double digits this year. Gross Domestic Product (GDP) is also on the rise with upward revisions in first quarter numbers and positive rates expected for the second quarter as well. While there is much uncertainty -- about oil, about the war in Iraq, about interest rates and about global competition -- what we do know would suggest that this year may be much like 2004, with the capital markets wallowing through the summer and early fall and then hopefully finishing with a sprint in the fourth quarter.

Sincerely,

/s/ JOHN J. PALMER
John J. Palmer, FSA
President

Electronic Delivery of Financial Documents

To receive your variable product documents electronically, please go to www.ohionational.com, click on "access your policy/contract" and follow the instructions. After you have registered for electronic delivery, we will mail you a postcard informing you when your updated documents are available online. On the website, you can also view your current values, change allocations and make transfers.

In order to receive your documents electronically, you must visit our website and consent online to electronic delivery. If you previously registered for electronic delivery other than online, or if you have not visited the website in a while, please logon again. You will be prompted to update your consent.

We urge you to take advantage of this opportunity!

--------------------------------------------------------------------------------

Managers and Officers of The DowSM Target Variable Fund LLC

John J. Palmer, President and Manager
Ross Love, Manager
James E. Bushman, Manager
Joseph A. Campanella, Manager
George M. Vredeveld, Manager
Thomas A. Barefield, Vice President
Christopher A. Carlson, Vice President
Marcus L. Collins, Secretary
R. Todd Brockman, Treasurer
Dennis R. Taney, Chief Compliance Officer
Maureen Kiefer-Goldenberg, Compliance Director
Catherine Gehr, Assistant Treasurer
Kimberly A. Plante, Assistant Secretary
William C. Price, Anti-Money Laundering (AML)
Principal Compliance Officer

The Statement of Additional Information ("SAI") includes additional information about the Fund Managers and is available, without charge, upon request, by calling 877-781-6392 toll-free.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 877-781-6392 toll-free and on the Securities and Exchange Commission's website at http://www.sec.gov.

The Fund has filed its Schedules of Investments as of March 31, 2005 and September 30, 2004 with the Commission, as required, on Form N-Q. These filings are available on the Commission's website at https://www.sec.gov. Form N-Q is required to be filed with the Commission for the first and third quarters of each fiscal year within sixty days after the end of each period and will be available on the Commission's website upon the Commission's acceptance of each submission.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus of The Dow Target Variable Fund LLC. For a prospectus containing more complete information, including charges and expenses, please contact Ohio National Equities, Inc. (Member NASD/SIPC), One Financial Way Cincinnati, OH 45242, telephone 513-794-6100.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FIRST QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2005

AVERAGE ANNUAL TOTAL RETURN:

One year                                     0.93%
Five year                                    5.35%
Since inception (01/04/99)                   1.55%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                             DOW(SM) TARGET 10 --FIRST QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     JANUARY 4, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
01/04/99                                                                 10000.00                            10000.00
06/30/99                                                                 11312.00                            12046.00
12/31/99                                                                 10305.20                            12720.60
06/30/00                                                                  8515.21                            11641.90
12/31/00                                                                 10489.00                            12102.90
06/30/01                                                                 10801.60                            11879.00
12/31/01                                                                 10119.00                            11444.20
06/30/02                                                                  9909.49                            10653.40
12/31/02                                                                  9031.51                             9726.57
06/30/03                                                                  9522.82                            10602.90
12/31/03                                                                 11311.20                            12477.50
06/30/04                                                                 10947.00                            12577.40
12/31/04                                                                 11673.90                            13139.60
06/30/05                                                                 11049.30                            12660.00

 COMMENTS

For the six-month period ended June 30, 2005, the Dow Target 10 -- First Quarter Portfolio returned (5.35%) versus (3.65%) for the current benchmark, the Dow Jones Industrial Average (DJIA).

The Dow Target 10 -- First Quarter lagged the DJIA in the first half of 2005. The stocks that gained were the following: Altria Group, Inc. up 9.1% and Pfizer, Inc. up 5.2%. The stocks that declined were the following: Verizon Communications, Inc. down (12.5%), General Motors Corp. down (11.7%), E.I. Du Pont de Nemours & Co. down (6.9%), JPMorgan Chase & Co. down (6.2%), SBC Communications, Inc. down (5.5%), General Electric Co. down (2.5%), Merck & Co., Inc. down (1.3%) and Citigroup, Inc. down (0.6%). (1)

The U.S. economy grew at a revised rate of 3.8% in the first quarter of 2005, down slightly from 4.4% for all of 2004. Economic growth has been curbed by the high price of oil. Demand for oil is up worldwide, particularly in China and the U.S. Commodity traders seem to be quite sensitive to any event that could constrain the production or delivery of oil, such as hurricanes in the Gulf of Mexico. Global oil consumption rose 3.4% in 2004, to 80.7 million barrels per day -- the largest volume increase since 1976, according to BusinessWeek. Oil futures in New York rose from $43.45 per barrel at the start of 2005 to $56.50 on June 30.

In our opinion, the economic impact from the rise in the price of oil has been muted for two reasons. The first has to do with the fact that energy costs today represent a smaller share of total household spending in the U.S., according to Standard & Poor's. Households currently spend about 5% of their income on energy, compared with 8.2% in 1981 -- when oil reached $39 per barrel (inflation-adjusted would equate to about $81), 5.7% in 1970, and 6.6% in 1960. The second is that consumer spending, which is responsible for approximately two-thirds of our annual GDP growth in the U.S., has not been hindered much by high gas prices at the pump because personal income levels have risen 6.6% for the 12-month period ended May 31.

The industrial companies in the S&P 500 Index continue to increase their cash holdings thanks to a combination of strong profit growth and modest capital expenditures. Standard & Poor's believes that the high cash levels will eventually be used to finance mergers, stock buybacks and dividend payouts. Cash and other short-term holdings totaled a record $634 billion at the end of the first quarter of 2005, up from $555 billion at this time last year.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 20% in third quarter, 2005, 18.5% in fourth quarter, 2005, and 16.7% for all of 2005. For comparison purposes, the earnings outlook for the S&P 500 is as follows: 12.6% in third quarter, 2005, 4.7% in fourth quarter, 2005 and 8.5% for all of 2005. The six-month earnings outlook for industrials is superior to that of the broader market.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of June 30, 2005.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FIRST QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2005 (UNAUDITED)

                                                   FAIR
COMMON STOCKS - 99.6%                 SHARES      VALUE
----------------------------------------------------------
AUTOMOBILES - 9.0%
General Motors Corp. ...............    6,737   $  229,058
                                                ----------
CHEMICALS - 9.4%
E.I. Du Pont de Nemours & Co. ......    5,531      237,888
                                                ----------
DIVERSIFIED FINANCIAL
  SERVICES - 20.0%
Citigroup, Inc. ....................    5,650      261,200
JPMorgan Chase & Co. ...............    6,925      244,591
                                                ----------
                                                   505,791
                                                ----------
DIVERSIFIED TELECOMMUNICATION
  SERVICES - 18.9%
SBC Communications, Inc. ...........   10,486      249,042
Verizon Communications, Inc. .......    6,640      229,412
                                                ----------
                                                   478,454
                                                ----------
INDUSTRIAL CONGLOMERATES - 10.1%
General Electric Co. ...............    7,420      257,103
                                                ----------

                                                   FAIR
COMMON STOCKS - 99.6% (CONTINUED)     SHARES      VALUE
----------------------------------------------------------
PHARMACEUTICALS - 21.0%
Merck & Co., Inc. ..................    8,417   $  259,244
Pfizer, Inc. .......................    9,951      274,449
                                                ----------
                                                   533,693
                                                ----------
TOBACCO - 11.2%
Altria Group, Inc. .................    4,405      284,827
                                                ----------
TOTAL COMMON STOCKS (COST
  $2,622,885).......................            $2,526,814
                                                ----------
TOTAL INVESTMENTS -- 99.6%
 (COST $2,622,885) (A)..............            $2,526,814
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.4%...............                 9,192
                                                ----------
TOTAL NET ASSETS -- 100.0%..........            $2,536,006
                                                ==========

---------------

(a) Represents cost for financial reporting purposes and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2005 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.6%
Other Net Assets........................                0.4%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Health Care.......................               21.0%
      Financials........................               20.0%
      Telecommunication Services........               18.9%
      Consumer Staples..................               11.2%
      Industrials.......................               10.1%
      Materials.........................                9.4%
      Consumer Discretionary............                9.0%
                                                ------------
                                                       99.6%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SECOND QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2005

AVERAGE ANNUAL TOTAL RETURN:

One year                                     6.32%
Five year                                    8.78%
Since inception (04/01/99)                   3.79%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                            DOW(SM) TARGET 10 --SECOND QUARTER
                                                             PORTFOLIO (COMMENCED OPERATIONS
                                                                      APRIL 1, 1999)               DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
04/01/99                                                                 10000.00                            10000.00
06/30/99                                                                 11463.00                            11253.00
12/31/99                                                                 10276.60                            11883.20
06/30/00                                                                  8282.92                            10875.50
12/31/00                                                                 10538.40                            11306.10
06/30/01                                                                 10946.20                            11097.00
12/31/01                                                                 10316.80                            10690.80
06/30/02                                                                 10304.40                             9952.09
12/31/02                                                                  9634.62                             9086.26
06/30/03                                                                 10642.40                             9904.93
12/31/03                                                                 12366.50                            11656.10
06/30/04                                                                 11866.90                            11749.40
12/31/04                                                                 12605.00                            12274.60
06/30/05                                                                 12616.30                            11826.60

 COMMENTS

For the six-month period ended June 30, 2005, the Dow Target 10 -- Second Quarter Portfolio returned 0.09% versus (3.65%) for the current benchmark, the Dow Jones Industrial Average (DJIA).

The Dow Target 10 -- Second Quarter Portfolio outperformed the DJIA in the first half of 2005. The seven stocks in the Portfolio for the entire six months performed as follows: Altria Group, Inc. up 9.1%, Citigroup, Inc. down (0.6%), Merck & Co., Inc. down (1.3%), SBC Communications, Inc. down (5.5%), JPMorgan Chase & Co. down (6.2%), E.I. DuPont de Nemours & Co. down (6.9%) and General Motors Corp. down (11.7%). The three stocks in just for first quarter performed as follows: Exxon Mobil Corp. up 16.8%, General Electric Co. down (0.6%) and AT&T Corp. down (0.4%). The three stocks in just for second quarter performed as follows: Pfizer, Inc. up 5.7%, The Coca-Cola Co. up 0.8% and Verizon Communications, Inc. down (1.6%). (1)

The U.S. economy grew at a revised rate of 3.8% in the first quarter of 2005, down slightly from 4.4% for all of 2004. Economic growth has been curbed by the high price of oil. Demand for oil is up worldwide, particularly in China and the U.S. Commodity traders seem to be quite sensitive to any event that could constrain the production or delivery of oil, such as hurricanes in the Gulf of Mexico. Global oil consumption rose 3.4% in 2004, to 80.7 million barrels per day -- the largest volume increase since 1976, according to BusinessWeek. Oil futures in New York rose from $43.45 per barrel at the start of 2005 to $56.50 on June 30.

In our opinion, the economic impact from the rise in the price of oil has been muted for two reasons. The first has to do with the fact that energy costs today represent a smaller share of total household spending in the U.S., according to Standard & Poor's. Households currently spend about 5% of their income on energy, compared with 8.2% in 1981 -- when oil reached $39 per barrel (inflation-adjusted would equate to about $81), 5.7% in 1970, and 6.6% in 1960. The second is that consumer spending, which is responsible for approximately two-thirds of our annual GDP growth in the U.S., has not been hindered much by high gas prices at the pump because personal income levels have risen 6.6% for the 12-month period ended May 31.

The industrial companies in the S&P 500 Index continue to increase their cash holdings thanks to a combination of strong profit growth and modest capital expenditures. Standard & Poor's believes that the high cash levels will eventually be used to finance mergers, stock buybacks and dividend payouts. Cash and other short-term holdings totaled a record $634 billion at the end of the first quarter of 2005, up from $555 billion at this time last year.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 20% in third quarter, 2005, 18.5% in fourth quarter, 2005, and 16.7% for all of 2005. For comparison purposes, the earnings outlook for the S&P 500 is as follows: 12.6% in third quarter, 2005, 4.7% in fourth quarter, 2005 and 8.5% for all of 2005. The six-month earnings outlook for industrials is superior to that of the broader market.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of June 30, 2005.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SECOND QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2005 (UNAUDITED)

                                                     FAIR
COMMON STOCKS - 99.5%                   SHARES      VALUE
------------------------------------------------------------
AUTOMOBILES - 11.5%
General Motors Corp. .................   11,774   $  400,316
                                                  ----------
BEVERAGES - 9.9%
The Coca-Cola Co. ....................    8,281      345,732
                                                  ----------
CHEMICALS - 8.4%
E.I. Du Pont de Nemours & Co. ........    6,794      292,210
                                                  ----------
DIVERSIFIED FINANCIAL SERVICES - 20.3%
Citigroup, Inc. ......................    7,733      357,497
JPMorgan Chase & Co. .................    9,936      350,939
                                                  ----------
                                                     708,436
                                                  ----------
DIVERSIFIED TELECOMMUNICATION
  SERVICES - 19.7%
SBC Communications, Inc. .............   14,657      348,104
Verizon Communications, Inc. .........    9,806      338,797
                                                  ----------
                                                     686,901
                                                  ----------
PHARMACEUTICALS - 19.9%
Merck & Co., Inc. ....................   10,708      329,806
Pfizer, Inc. .........................   13,215      364,470
                                                  ----------
                                                     694,276
                                                  ----------
TOBACCO - 9.8%
Altria Group, Inc. ...................    5,317      343,797
                                                  ----------
TOTAL COMMON STOCKS (COST
  $3,647,899).........................            $3,471,668
                                                  ----------

                                         FACE        FAIR
REPURCHASE AGREEMENTS - 2.0%            AMOUNT      VALUE
------------------------------------------------------------
US Bank 2.100% 07/01/05...............  $70,000   $   70,000
  Repurchase price $70,004
  Collateralized by:
    Freddie Mac Gold Mortgage Back
    Pool
    #C01528 5.000% 04/01/33
    Fair Value: $28,756
    Freddie Mac Gold Mortgage Back
    Pool #E99430 4.500% 09/01/18
    Fair Value: $42,643
                                                  ----------
TOTAL REPURCHASE AGREEMENTS (COST
  $70,000)............................            $   70,000
                                                  ----------
TOTAL INVESTMENTS -- 101.5%
 (COST $3,717,899) (A)................            $3,541,668
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.5)%....................               (53,127)
                                                  ----------
TOTAL NET ASSETS -- 100.0%............            $3,488,541
                                                  ==========

---------------

(a) Represents cost for financial reporting purposes and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2005 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.5%
Repurchase Agreements
  Less Net Liabilities..................                0.5%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Financials........................               20.3%
      Health Care.......................               19.9%
      Consumer Staples..................               19.7%
      Telecommunication Services........               19.7%
      Consumer Discretionary............               11.5%
      Materials.........................                8.4%
                                                ------------
                                                       99.5%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- THIRD QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2005

AVERAGE ANNUAL TOTAL RETURN:

One year                                     1.21%
Five year                                    5.61%
Since inception (7/1/99)                     0.30%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                             DOW(SM) TARGET 10 --THIRD QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                       JULY 1, 1999)               DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
07/01/99                                                                 10000.00                           10000.00
12/31/99                                                                  8908.00                           10560.00
06/30/00                                                                  7750.85                            9664.51
12/31/00                                                                  9294.82                           10047.20
06/30/01                                                                  9599.69                            9861.35
12/31/01                                                                  8980.51                            9500.43
06/30/02                                                                  8931.12                            8843.95
12/31/02                                                                  8215.74                            8074.52
06/30/03                                                                  8813.84                            8802.04
12/31/03                                                                 10225.80                           10358.20
06/30/04                                                                 10060.20                           10441.10
12/31/04                                                                 10567.20                           10907.80
06/30/05                                                                 10181.50                           10509.70

 COMMENTS

For the six-month period ended June 30, 2005, the Dow Target 10 -- Third Quarter Portfolio returned (3.65%) versus (3.65%) for the current benchmark, the Dow Jones Industrial Average (DJIA).

The Dow Target 10 -- Third Quarter matched the return of DJIA in the first half of 2005. The stocks that gained were the following: Exxon Mobil Corp. up 16.4% and Altria Group, Inc. up 9.1%. The stocks that declined were the following:
Verizon Communications, Inc. down (12.5%), General Motors Corp. down (11.7%), E.I. Du Pont de Nemours & Co. down (6.9%), JPMorgan Chase & Co. down (6.2%), SBC Communications, Inc. down (5.5%), General Electric Co. down (2.5%), Merck & Co., Inc. down (1.3%) and Citigroup, Inc. down (0.6%). (1)

The U.S. economy grew at a revised rate of 3.8% in the first quarter of 2005, down slightly from 4.4% for all of 2004. Economic growth has been curbed by the high price of oil. Demand for oil is up worldwide, particularly in China and the U.S. Commodity traders seem to be quite sensitive to any event that could constrain the production or delivery of oil, such as hurricanes in the Gulf of Mexico. Global oil consumption rose 3.4% in 2004, to 80.7 million barrels per day -- the largest volume increase since 1976, according to BusinessWeek. Oil futures in New York rose from $43.45 per barrel at the start of 2005 to $56.50 on June 30.

In our opinion, the economic impact from the rise in the price of oil has been muted for two reasons. The first has to do with the fact that energy costs today represent a smaller share of total household spending in the U.S., according to Standard & Poor's. Households currently spend about 5% of their income on energy, compared with 8.2% in 1981 -- when oil reached $39 per barrel (inflation-adjusted would equate to about $81), 5.7% in 1970, and 6.6% in 1960. The second is that consumer spending, which is responsible for approximately two-thirds of our annual GDP growth in the U.S., has not been hindered much by high gas prices at the pump because personal income levels have risen 6.6% for the 12-month period ended May 31.

The industrial companies in the S&P 500 Index continue to increase their cash holdings thanks to a combination of strong profit growth and modest capital expenditures. Standard & Poor's believes that the high cash levels will eventually be used to finance mergers, stock buybacks and dividend payouts. Cash and other short-term holdings totaled a record $634 billion at the end of the first quarter of 2005, up from $555 billion at this time last year.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 20% in third quarter, 2005, 18.5% in fourth quarter, 2005, and 16.7% for all of 2005. For comparison purposes, the earnings outlook for the S&P 500 is as follows: 12.6% in third quarter, 2005, 4.7% in fourth quarter, 2005 and 8.5% for all of 2005. The six-month earnings outlook for industrials is superior to that of the broader market.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of June 30, 2005.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- THIRD QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2005 (UNAUDITED)

                                                    FAIR
COMMON STOCKS - 99.8%                  SHARES      VALUE
-----------------------------------------------------------
AUTOMOBILES - 7.4%
General Motors Corp. ................    6,185   $  210,290
                                                 ----------
CHEMICALS - 9.8%
E.I. Du Pont de Nemours & Co. .......    6,489      279,092
                                                 ----------
DIVERSIFIED FINANCIAL SERVICES -19.3%
Citigroup, Inc. .....................    6,200      286,626
JPMorgan Chase & Co. ................    7,434      262,569
                                                 ----------
                                                    549,195
                                                 ----------
DIVERSIFIED TELECOMMUNICATION
 SERVICES - 19.6%
SBC Communications, Inc. ............   11,885      282,269
Verizon Communications, Inc. ........    7,963      275,122
                                                 ----------
                                                    557,391
                                                 ----------
INDUSTRIAL CONGLOMERATES - 10.9%
General Electric Co. ................    8,895      308,212
                                                 ----------
OIL & GAS - 13.1%
Exxon Mobil Corp. ...................    6,490      372,980
                                                 ----------
PHARMACEUTICALS - 6.6%
Merck & Co., Inc. ...................    6,067      186,863
                                                 ----------
TOBACCO - 13.1%
Altria Group, Inc. ..................    5,758      372,312
                                                 ----------
TOTAL COMMON STOCKS (COST
 $2,722,916).........................            $2,836,335
                                                 ----------

                                         FACE       FAIR
REPURCHASE AGREEMENTS - 0.1%            AMOUNT     VALUE
-----------------------------------------------------------
US Bank 2.100% 07/01/05...............  $1,000   $    1,000
  Repurchase price $1,000
  Collateralized by:
    Freddie Mac Gold Mortgage Back
    Pool
    #C01528 5.000% 04/01/33
    Fair Value: $411
    Freddie Mac Gold Mortgage Back
    Pool
    #E99430 4.500% 09/01/18
    Fair Value: $609
                                                 ----------
TOTAL REPURCHASE AGREEMENTS (COST
  $1,000).............................           $    1,000
                                                 ----------
TOTAL INVESTMENTS -- 99.9%
 (COST $2,723,916) (A)................           $2,837,335
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%.................                3,845
                                                 ----------
TOTAL NET ASSETS -- 100.0%............           $2,841,180
                                                 ==========

---------------
(a) Represents cost for financial reporting purposes and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2005 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.8%
Repurchase Agreements and
  Other Net Assets......................                0.2%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Telecommunication Services........               19.6%
      Financials........................               19.3%
      Energy............................               13.1%
      Consumer Staples..................               13.1%
      Industrials.......................               10.9%
      Materials.........................                9.8%
      Consumer Discretionary............                7.4%
      Health Care.......................                6.6%
                                                ------------
                                                       99.8%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FOURTH QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2005

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -1.45%
Five year                                    6.70%
Since inception (10/1/99)                    1.98%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                            DOW(SM) TARGET 10 --FOURTH QUARTER
                                                             PORTFOLIO (COMMENCED OPERATIONS
                                                                    NOVEMBER 1, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
10/01/99                                                                 10000.00                            10000.00
12/31/99                                                                  9267.00                            11162.00
06/30/00                                                                  8094.72                            10215.50
12/31/00                                                                 10111.90                            10620.00
06/30/01                                                                 10191.80                            10423.50
12/31/01                                                                  9951.29                            10042.00
06/30/02                                                                 10217.00                             9348.12
12/31/02                                                                  9386.35                             8534.83
06/30/03                                                                 10145.70                             9303.82
12/31/03                                                                 11621.90                            10948.70
06/30/04                                                                 11356.90                            11036.30
12/31/04                                                                 11754.40                            11529.70
06/30/05                                                                 11192.60                            11108.80

 COMMENTS

For the six-month period ended June 30, 2005, the Dow Target 10 -- Fourth Quarter Portfolio returned (4.78%) versus (3.65%) for the current benchmark, the Dow Jones Industrial Average (DJIA).

The Dow Target 10 -- Fourth Quarter Portfolio lagged the DJIA in the first half of 2005. The stocks that gained were the following: Altria Group, Inc. up 9.1% and The Coca-Cola Co. up 4.3%. The stocks that declined were the following:
Verizon Communications, Inc. down (12.5%), General Motors Corp. down (11.7%), E.I. Du Pont de Nemours & Co. down (6.9%), JPMorgan Chase & Co. down (6.2%), SBC Communications, Inc. down (5.5%), General Electric Co. down (2.5%), Merck & Co., Inc. down (1.3%) and Citigroup, Inc. down (0.6%). (1)

The U.S. economy grew at a revised rate of 3.8% in the first quarter of 2005, down slightly from 4.4% for all of 2004. Economic growth has been curbed by the high price of oil. Demand for oil is up worldwide, particularly in China and the U.S. Commodity traders seem to be quite sensitive to any event that could constrain the production or delivery of oil, such as hurricanes in the Gulf of Mexico. Global oil consumption rose 3.4% in 2004, to 80.7 million barrels per day -- the largest volume increase since 1976, according to BusinessWeek. Oil futures in New York rose from $43.45 per barrel at the start of 2005 to $56.50 on June 30.

In our opinion, the economic impact from the rise in the price of oil has been muted for two reasons. The first has to do with the fact that energy costs today represent a smaller share of total household spending in the U.S., according to Standard & Poor's. Households currently spend about 5% of their income on energy, compared with 8.2% in 1981 -- when oil reached $39 per barrel (inflation-adjusted would equate to about $81), 5.7% in 1970, and 6.6% in 1960. The second is that consumer spending, which is responsible for approximately two-thirds of our annual GDP growth in the U.S., has not been hindered much by high gas prices at the pump because personal income levels have risen 6.6% for the 12-month period ended May 31.

The industrial companies in the S&P 500 Index continue to increase their cash holdings thanks to a combination of strong profit growth and modest capital expenditures. Standard & Poor's believes that the high cash levels will eventually be used to finance mergers, stock buybacks and dividend payouts. Cash and other short-term holdings totaled a record $634 billion at the end of the first quarter of 2005, up from $555 billion at this time last year.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 20% in third quarter, 2005, 18.5% in fourth quarter, 2005, and 16.7% for all of 2005. For comparison purposes, the earnings outlook for the S&P 500 is as follows: 12.6% in third quarter, 2005, 4.7% in fourth quarter, 2005 and 8.5% for all of 2005. The six-month earnings outlook for industrials is superior to that of the broader market.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of June 30, 2005.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FOURTH QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2005 (UNAUDITED)

                                                     FAIR
COMMON STOCKS - 99.3%                    SHARES     VALUE
------------------------------------------------------------
AUTOMOBILES - 8.0%
General Motors Corp. ..................  4,570    $  155,380
                                                  ----------
BEVERAGES - 10.4%
The Coca-Cola Co. .....................  4,846       202,321
                                                  ----------
CHEMICALS - 10.1%
E.I. Du Pont de Nemours & Co. .........  4,536       195,093
                                                  ----------
DIVERSIFIED FINANCIAL SERVICES - 19.4%
Citigroup, Inc. .......................  4,400       203,412
JPMorgan Chase & Co. ..................  4,883       172,468
                                                  ----------
                                                     375,880
                                                  ----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 18.0%
SBC Communications, Inc. ..............  7,480       177,650
Verizon Communications, Inc. ..........  4,929       170,297
                                                  ----------
                                                     347,947
                                                  ----------

                                         FACE        FAIR
COMMON STOCKS - 99.3% (CONTINUED)       AMOUNT      VALUE
------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 10.3%
General Electric Co. .................    5,779   $  200,242
                                                  ----------
PHARMACEUTICALS - 9.3%
Merck & Co., Inc. ....................    5,883      181,196
                                                  ----------
TOBACCO - 13.8%
Altria Group, Inc. ...................    4,126      266,787
                                                  ----------
TOTAL COMMON STOCKS (COST
 $1,943,318)..........................            $1,924,846
                                                  ----------
TOTAL INVESTMENTS - 99.3%
 (COST $1,943,318) (A)................            $1,924,846
OTHER ASSETS IN EXCESS OF
 LIABILITIES - 0.7%...................                13,474
                                                  ----------
TOTAL NET ASSETS  - 100.0%............            $1,938,320
                                                  ==========

---------------

(a) Represents cost for financial reporting purposes and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2005 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.3%
Other Net Assets........................                0.7%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Consumer Staples..................               24.2%
      Financials........................               19.4%
      Telecommunication Services........               18.0%
      Industrials.......................               10.3%
      Materials.........................               10.1%
      Health Care.......................                9.3%
      Consumer Discretionary............                8.0%
                                                ------------
                                                       99.3%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FIRST QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2005

AVERAGE ANNUAL TOTAL RETURN:

One year                                     9.03%
Five year                                    7.88%
Since inception (1/3/00)                     3.59%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                              DOW(SM) TARGET 5 --FIRST QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                      JANUARY 3, 2000)             DOW JONES INDUSTRIAL AVERAGE
                                                              --------------------------------     ----------------------------
01/03/00                                                                  10000.00                          10000.00
06/30/00                                                                   8307.00                           9152.00
12/31/00                                                                  11316.60                           9514.42
06/30/01                                                                  11762.50                           9338.40
12/31/01                                                                  10943.80                           8996.62
06/30/02                                                                  10640.70                           8374.95
12/31/02                                                                   9564.91                           7646.33
06/30/03                                                                  10301.40                           8335.26
12/31/2003                                                                11434.60                           9808.94
6/30/2004                                                                 11131.60                           9887.41
12/31/04                                                                  12656.60                          10329.40
06/30/05                                                                  12136.40                           9952.36

 COMMENTS

For the six-month period ended June 30, 2005, the Dow Target 5 -- First Quarter Portfolio returned (4.11%) versus (3.65%) for the current benchmark, the Dow Jones Industrial Average (DJIA).

The Dow Target 5 -- First Quarter Portfolio lagged the DJIA in the first half of 2005. The only stock to gain was Pfizer, Inc. up 5.2%. The stocks that declined were the following: JPMorgan Chase & Co. down (6.2%), SBC Communications, Inc. down (5.5%), General Electric Co. down (2.5%) and Merck & Co., Inc. down (1.3%).
(1)

The U.S. economy grew at a revised rate of 3.8% in the first quarter of 2005, down slightly from 4.4% for all of 2004. Economic growth has been curbed by the high price of oil. Demand for oil is up worldwide, particularly in China and the U.S. Commodity traders seem to be quite sensitive to any event that could constrain the production or delivery of oil, such as hurricanes in the Gulf of Mexico. Global oil consumption rose 3.4% in 2004, to 80.7 million barrels per day -- the largest volume increase since 1976, according to BusinessWeek. Oil futures in New York rose from $43.45 per barrel at the start of 2005 to $56.50 on June 30.

In our opinion, the economic impact from the rise in the price of oil has been muted for two reasons. The first has to do with the fact that energy costs today represent a smaller share of total household spending in the U.S., according to Standard & Poor's. Households currently spend about 5% of their income on energy, compared with 8.2% in 1981 -- when oil reached $39 per barrel (inflation-adjusted would equate to about $81), 5.7% in 1970, and 6.6% in 1960. The second is that consumer spending, which is responsible for approximately two-thirds of our annual GDP growth in the U.S., has not been hindered much by high gas prices at the pump because personal income levels have risen 6.6% for the 12-month period ended May 31.

The industrial companies in the S&P 500 Index continue to increase their cash holdings thanks to a combination of strong profit growth and modest capital expenditures. Standard & Poor's believes that the high cash levels will eventually be used to finance mergers, stock buybacks and dividend payouts. Cash and other short-term holdings totaled a record $634 billion at the end of the first quarter of 2005, up from $555 billion at this time last year.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 20% in third quarter, 2005, 18.5% in fourth quarter, 2005, and 16.7% for all of 2005. For comparison purposes, the earnings outlook for the S&P 500 is as follows: 12.6% in third quarter, 2005, 4.7% in fourth quarter, 2005 and 8.5% for all of 2005. The six-month earnings outlook for industrials is superior to that of the broader market.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of June 30, 2005.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FIRST QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2005 (UNAUDITED)

                                                     FAIR
COMMON STOCKS - 99.4%                    SHARES     VALUE
------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 18.9%
JPMorgan Chase & Co. ..................  6,701    $  236,679
                                                  ----------
DIVERSIFIED TELECOMMUNICATION
 SERVICES - 19.3%
SBC Communications, Inc. ..............  10,142      240,873
                                                  ----------
INDUSTRIAL CONGLOMERATES - 19.9%
General Electric Co. ..................  7,177       248,683
                                                  ----------
PHARMACEUTICALS - 41.3%
Merck & Co., Inc. .....................  8,141       250,743
Pfizer, Inc. ..........................  9,628       265,540
                                                  ----------
                                                     516,283
                                                  ----------
TOTAL COMMON STOCKS (COST
 $1,210,624)...........................           $1,242,518
                                                  ----------

                                          FACE       FAIR
     REPURCHASE AGREEMENTS - 0.4%        AMOUNT     VALUE
------------------------------------------------------------
US Bank 2.100% 07/01/05................  $5,000   $    5,000
  Repurchase price $5,000
  Collateralized by:
    Freddie Mac Gold Mortgage Back Pool
    #C01528 5.000% 04/01/33
    Fair Value: $2,054
    Freddie Mac Gold Mortgage Back Pool
    #E99430 4.500% 09/01/18
    Fair Value: $3,046
                                                  ----------
TOTAL REPURCHASE AGREEMENTS (COST
  $5,000)..............................           $    5,000
                                                  ----------
TOTAL INVESTMENTS -- 99.8%
  (COST $1,215,624) (A)................           $1,247,518
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%..................                2,408
                                                  ----------
TOTAL NET ASSETS -- 100.0%.............           $1,249,926
                                                  ==========

---------------

(a) Represents cost for financial reporting purposes and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2005 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.4%
Repurchase Agreements and
  Other Net Assets......................                0.6%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Health Care.......................               41.3%
      Industrials.......................               19.9%
      Telecommunication Services........               19.3%
      Financials........................               18.9%
                                                ------------
                                                       99.4%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SECOND QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2005

AVERAGE ANNUAL TOTAL RETURN:

One year                                    19.34%
Five year                                    9.38%
Since inception (4/3/00)                     7.22%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                             DOW(SM) TARGET 5 --SECOND QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                      APRIL 3, 2000)               DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
04/03/00                                                                 10000.00                           10000.00
06/30/00                                                                  9204.00                            9601.00
12/31/00                                                                 12451.20                            9981.20
06/30/01                                                                 12538.30                            9796.55
12/31/01                                                                 11126.50                            9437.99
06/30/02                                                                 10880.60                            8785.83
12/31/02                                                                 10066.70                            8021.46
06/30/03                                                                 10996.90                            8744.20
12/31/2003                                                               12406.70                           10290.20
6/30/2004                                                                12076.70                           10372.50
12/31/04                                                                 13766.20                           10836.10
06/30/05                                                                 14411.90                           10440.60

 COMMENTS

For the six-month period ended June 30, 2005, the Dow Target 5 -- Second Quarter Portfolio returned 4.69% versus (3.65%) for the current benchmark, the Dow Jones Industrial Average (DJIA).

The Dow Target 5 -- Second Quarter Portfolio significantly outperformed the DJIA in the first half of 2005. The two stocks in the Portfolio for the entire 6 months were JPMorgan Chase & Co. down (6.2%) and SBC Communications, Inc. down (5.5%). The three stocks in for just first quarter performed as follows: Exxon Mobil Corp. up 16.8%, General Electric Co. down (0.6%) and AT&T Corp. down (0.4%). The three stocks in for just second quarter performed as follows:
General Motors Corp. up 17.6%, Pfizer, Inc. up 5.7% and Merck & Co., Inc. down (3.7%). (1)

The U.S. economy grew at a revised rate of 3.8% in the first quarter of 2005, down slightly from 4.4% for all of 2004. Economic growth has been curbed by the high price of oil. Demand for oil is up worldwide, particularly in China and the U.S. Commodity traders seem to be quite sensitive to any event that could constrain the production or delivery of oil, such as hurricanes in the Gulf of Mexico. Global oil consumption rose 3.4% in 2004, to 80.7 million barrels per day -- the largest volume increase since 1976, according to BusinessWeek. Oil futures in New York rose from $43.45 per barrel at the start of 2005 to $56.50 on June 30.

In our opinion, the economic impact from the rise in the price of oil has been muted for two reasons. The first has to do with the fact that energy costs today represent a smaller share of total household spending in the U.S., according to Standard & Poor's. Households currently spend about 5% of their income on energy, compared with 8.2% in 1981 -- when oil reached $39 per barrel (inflation-adjusted would equate to about $81), 5.7% in 1970, and 6.6% in 1960. The second is that consumer spending, which is responsible for approximately two-thirds of our annual GDP growth in the U.S., has not been hindered much by high gas prices at the pump because personal income levels have risen 6.6% for the 12-month period ended May 31.

The industrial companies in the S&P 500 Index continue to increase their cash holdings thanks to a combination of strong profit growth and modest capital expenditures. Standard & Poor's believes that the high cash levels will eventually be used to finance mergers, stock buybacks and dividend payouts. Cash and other short-term holdings totaled a record $634 billion at the end of the first quarter of 2005, up from $555 billion at this time last year.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 20% in third quarter, 2005, 18.5% in fourth quarter, 2005, and 16.7% for all of 2005. For comparison purposes, the earnings outlook for the S&P 500 is as follows: 12.6% in third quarter, 2005, 4.7% in fourth quarter, 2005 and 8.5% for all of 2005. The six-month earnings outlook for industrials is superior to that of the broader market.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of June 30, 2005.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SECOND QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2005 (UNAUDITED)

                                                     FAIR
COMMON STOCKS - 99.5%                    SHARES     VALUE
------------------------------------------------------------
AUTOMOBILES - 22.2%
General Motors Corp. ..................  7,181    $  244,154
                                                  ----------
DIVERSIFIED FINANCIAL SERVICES - 19.5%
JPMorgan Chase & Co. ..................  6,063       214,145
                                                  ----------
DIVERSIFIED TELECOMMUNICATION
  SERVICES - 19.3%
SBC Communications, Inc. ..............  8,939       212,301
                                                  ----------
PHARMACEUTICALS - 38.5%
Merck & Co., Inc. .....................  6,531       201,155
Pfizer, Inc. ..........................  8,060       222,295
                                                  ----------
                                                     423,450
                                                  ----------
TOTAL COMMON STOCKS (COST
  $1,098,805)..........................           $1,094,050
                                                  ----------

                                         FACE        FAIR
REPURCHASE AGREEMENTS - 1.4%            AMOUNT      VALUE
------------------------------------------------------------
US Bank $2.100% 07/01/05..............  $16,000   $   16,000
  Repurchase price $16,001
  Collateralized by:
    Freddie Mac Gold Mortgage Back
    Pool
    #C01528 5.000% 04/01/33
    Fair Value: $6,573
    Freddie Mac Gold Mortgage Back
    Pool
    #E99430 4.500% 09/01/18
    Fair Value: $9,747
                                                  ----------
TOTAL REPURCHASE AGREEMENTS (COST
  $16,000)............................            $   16,000
                                                  ----------
TOTAL INVESTMENTS -- 100.9%
 (COST $1,114,805) (A)................            $1,110,050
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.9)%....................               (10,378)
                                                  ----------
TOTAL NET ASSETS -- 100.0%............            $1,099,672
                                                  ==========

---------------

(a) Represents cost for financial reporting purposes and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2005 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.5%
Repurchase Agreements
  Less Net Liabilities..................                0.5%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Health Care.......................               38.5%
      Consumer Discretionary............               22.2%
      Financials........................               19.5%
      Telecommunication Services........               19.3%
                                                ------------
                                                       99.5%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- THIRD QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2005

AVERAGE ANNUAL TOTAL RETURN:

One year                                    -0.11%
Since inception (7/3/00)                     2.46%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                              DOW(SM) TARGET 5 --THIRD QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                       JULY 3, 2000)               DOW JONES INDUSTRIAL AVERAGE
                                                              --------------------------------     ----------------------------
07/03/00                                                                  10000.00                           10000.00
12/31/00                                                                  11824.00                           10396.00
06/30/01                                                                  12511.00                           10203.70
12/31/01                                                                  11197.30                            9830.22
06/30/02                                                                  10942.00                            9150.95
12/31/02                                                                   9990.07                            8354.82
06/30/03                                                                  10647.40                            9107.59
12/31/03                                                                  11476.80                           10717.80
6/30/2004                                                                 11303.50                           10803.60
12/31/04                                                                  12379.60                           11286.50
06/30/05                                                                  11291.50                           10874.50

 COMMENTS

For the six-month period ended June 30, 2005, the Dow Target 5 -- Third Quarter Portfolio returned (8.79%) versus (3.65%) for the current benchmark, the Dow Jones Industrial Average (DJIA).

The Dow Target 5 -- Third Quarter Portfolio significantly lagged the DJIA in the first half of 2005. None of the five stocks posted a positive return. The stocks that declined were the following: Verizon Communications, Inc. down (12.5%), E.I. Du Pont de Nemours & Co. down (6.9%), JPMorgan Chase & Co. down (6.2%), SBC Communications, Inc. down (5.5%) and General Electric Co. down (2.5%). (1)

The U.S. economy grew at a revised rate of 3.8% in the first quarter of 2005, down slightly from 4.4% for all of 2004. Economic growth has been curbed by the high price of oil. Demand for oil is up worldwide, particularly in China and the U.S. Commodity traders seem to be quite sensitive to any event that could constrain the production or delivery of oil, such as hurricanes in the Gulf of Mexico. Global oil consumption rose 3.4% in 2004, to 80.7 million barrels per day -- the largest volume increase since 1976, according to BusinessWeek. Oil futures in New York rose from $43.45 per barrel at the start of 2005 to $56.50 on June 30.

In our opinion, the economic impact from the rise in the price of oil has been muted for two reasons. The first has to do with the fact that energy costs today represent a smaller share of total household spending in the U.S., according to Standard & Poor's. Households currently spend about 5% of their income on energy, compared with 8.2% in 1981 -- when oil reached $39 per barrel (inflation-adjusted would equate to about $81), 5.7% in 1970, and 6.6% in 1960. The second is that consumer spending, which is responsible for approximately two-thirds of our annual GDP growth in the U.S., has not been hindered much by high gas prices at the pump because personal income levels have risen 6.6% for the 12-month period ended May 31.

The industrial companies in the S&P 500 Index continue to increase their cash holdings thanks to a combination of strong profit growth and modest capital expenditures. Standard & Poor's believes that the high cash levels will eventually be used to finance mergers, stock buybacks and dividend payouts. Cash and other short-term holdings totaled a record $634 billion at the end of the first quarter of 2005, up from $555 billion at this time last year.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 20% in third quarter, 2005, 18.5% in fourth quarter, 2005, and 16.7% for all of 2005. For comparison purposes, the earnings outlook for the S&P 500 is as follows: 12.6% in third quarter, 2005, 4.7% in fourth quarter, 2005 and 8.5% for all of 2005. The six-month earnings outlook for industrials is superior to that of the broader market.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of June 30, 2005.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- THIRD QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2005 (UNAUDITED)

                                                     FAIR
COMMON STOCKS - 99.7%                     SHARES    VALUE
-----------------------------------------------------------
CHEMICALS - 19.8%
E.I. Du Pont de Nemours & Co. ..........  3,750    $161,287
                                                   --------
DIVERSIFIED FINANCIAL SERVICES - 18.6%
JPMorgan Chase & Co. ...................  4,296     151,735
                                                   --------
DIVERSIFIED TELECOMMUNICATION SERVICES -
  39.5%
SBC Communications, Inc. ...............  6,870     163,163
Verizon Communications, Inc. ...........  4,603     159,034
                                                   --------
                                                    322,197
                                                   --------
INDUSTRIAL CONGLOMERATES - 21.8%
General Electric Co. ...................  5,142     178,170
                                                   --------
TOTAL COMMON STOCKS (COST $806,051).....           $813,389
                                                   --------

                                          FACE      FAIR
REPURCHASE AGREEMENTS - 0.5%             AMOUNT    VALUE
----------------------------------------------------------
US Bank 2.100% 07/01/05................  $4,000   $  4,000
  Repurchase price $4,000
  Collateralized by:
    Freddie Mac Gold Mortgage Back Pool
    #C01528 5.000% 04/01/33
    Fair Value: $1,643
    Freddie Mac Gold Mortgage Back Pool
    #E99430 4.500% 09/01/18
    Fair Value: $2,437
                                                  --------
TOTAL REPURCHASE AGREEMENTS (COST
  $4,000)..............................           $  4,000
                                                  --------
TOTAL INVESTMENTS -- 100.2%
 (COST $810,051) (A)...................           $817,389
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.2)%.....................             (1,338)
                                                  --------
TOTAL NET ASSETS -- 100.0%.............           $816,051
                                                  ========

---------------
(a) Represents cost for financial reporting purposes and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2005 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.7%
Repurchase Agreements
  Less Net Liabilities..................                0.3%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Telecommunication Services........               39.5%
      Industrials.......................               21.8%
      Materials.........................               19.8%
      Financials........................               18.6%
                                                ------------
                                                       99.7%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FOURTH QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2005

AVERAGE ANNUAL TOTAL RETURN:

One year                                     0.21%
Five year                                    7.89%
Since inception (10/1/99)                    1.35%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                             DOW(SM) TARGET 5 --FOURTH QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     OCTOBER 1, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
10/01/99                                                                 10000.00                            10000.00
12/31/99                                                                  8530.00                            11162.00
06/30/00                                                                  7389.54                            10215.50
12/31/00                                                                  9304.17                            10620.00
06/30/01                                                                  9270.67                            10423.50
12/31/01                                                                  9601.64                            10042.00
06/30/02                                                                  9886.81                             9348.12
12/31/02                                                                  9036.54                             8534.83
06/30/03                                                                  9766.69                             9303.82
12/31/03                                                                 10802.90                            10948.70
6/30/2004                                                                10780.30                            11036.30
12/31/04                                                                 11511.00                            11529.70
6/30/05                                                                  10803.00                            11108.80

 COMMENTS

For the six-month period ended June 30, 2005, the Dow Target 5 -- Fourth Quarter Portfolio returned (6.15%) versus (3.65%) for the current benchmark, the Dow Jones Industrial Average (DJIA).

The Dow Target 5 -- Fourth Quarter Portfolio significantly lagged the DJIA in the first half of 2005. The stock that gained was The Coca-Cola Co. up 4.3%. The stocks that declined were the following: Verizon Communications, Inc. down (12.5%), JPMorgan Chase & Co. down (6.2%), SBC Communications, Inc. down (5.5%) and General Electric Co. down (2.5%). (1)

The U.S. economy grew at a revised rate of 3.8% in the first quarter of 2005, down slightly from 4.4% for all of 2004. Economic growth has been curbed by the high price of oil. Demand for oil is up worldwide, particularly in China and the U.S. Commodity traders seem to be quite sensitive to any event that could constrain the production or delivery of oil, such as hurricanes in the Gulf of Mexico. Global oil consumption rose 3.4% in 2004, to 80.7 million barrels per day -- the largest volume increase since 1976, according to BusinessWeek. Oil futures in New York rose from $43.45 per barrel at the start of 2005 to $56.50 on June 30.

In our opinion, the economic impact from the rise in the price of oil has been muted for two reasons. The first has to do with the fact that energy costs today represent a smaller share of total household spending in the U.S., according to Standard & Poor's. Households currently spend about 5% of their income on energy, compared with 8.2% in 1981 -- when oil reached $39 per barrel (inflation-adjusted would equate to about $81), 5.7% in 1970, and 6.6% in 1960. The second is that consumer spending, which is responsible for approximately two-thirds of our annual GDP growth in the U.S., has not been hindered much by high gas prices at the pump because personal income levels have risen 6.6% for the 12-month period ended May 31.

The industrial companies in the S&P 500 Index continue to increase their cash holdings thanks to a combination of strong profit growth and modest capital expenditures. Standard & Poor's believes that the high cash levels will eventually be used to finance mergers, stock buybacks and dividend payouts. Cash and other short-term holdings totaled a record $634 billion at the end of the first quarter of 2005, up from $555 billion at this time last year.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 20% in third quarter, 2005, 18.5% in fourth quarter, 2005, and 16.7% for all of 2005. For comparison purposes, the earnings outlook for the S&P 500 is as follows: 12.6% in third quarter, 2005, 4.7% in fourth quarter, 2005 and 8.5% for all of 2005. The six-month earnings outlook for industrials is superior to that of the broader market.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of June 30, 2005.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FOURTH QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2005 (UNAUDITED)

                                                     FAIR
COMMON STOCKS - 99.5%                    SHARES     VALUE
------------------------------------------------------------
BEVERAGES - 21.8%
The Coca-Cola Co. .....................  5,495    $  229,416
                                                  ----------
DIVERSIFIED FINANCIAL SERVICES - 18.6%
JPMorgan Chase & Co. ..................  5,538       195,602
                                                  ----------
DIVERSIFIED TELECOMMUNICATION SERVICES
   - 37.5%
SBC Communications, Inc. ..............  8,481       201,424
Verizon Communications, Inc. ..........  5,589       193,100
                                                  ----------
                                                     394,524
                                                  ----------
INDUSTRIAL CONGLOMERATES - 21.6%
General Electric Co. ..................  6,553       227,062
                                                  ----------
TOTAL COMMON STOCKS (COST
  $1,039,208)..........................           $1,046,604
                                                  ----------

                                         FACE       FAIR
REPURCHASE AGREEMENTS - 0.4%            AMOUNT     VALUE
-----------------------------------------------------------
US Bank 2.100% 07/01/05...............  $4,000   $    4,000
  Repurchase price $4,000
  Collateralized by:
    Freddie Mac Gold Mortgage Back
    Pool
    #C01528 5.000% 04/01/33
    Fair Value: $1,643
    Freddie Mac Gold Mortgage Back
    Pool
    #E99430 4.500% 09/01/18
    Fair Value: $2,437
                                                 ----------
TOTAL REPURCHASE AGREEMENTS (COST
  $4,000).............................           $    4,000
                                                 ----------
TOTAL INVESTMENTS -- 99.9%
 (COST $1,043,208) (A)................           $1,050,604
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%.................                  577
                                                 ----------
TOTAL NET ASSETS -- 100.0%............           $1,051,181
                                                 ==========

---------------

(a) Represents cost for financial reporting purposes and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2005 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.5%
Repurchase Agreements and
  Other Net Assets......................                0.5%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Telecommunication Services........               37.5%
      Consumer Staples..................               21.8%
      Industrials.......................               21.6%
      Financials........................               18.6%
                                                ------------
                                                       99.5%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES                  JUNE 30, 2005 (UNAUDITED)

                                                                                     DOW 10 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Assets:
  Investments in securities, at cost........................   $2,622,885       $3,717,899      $2,723,916       $1,943,318
                                                               ==========       ==========      ==========       ==========
  Investments in securities, at fair value..................   $2,526,814       $3,541,668      $2,837,335       $1,924,846
  Cash in bank..............................................           --              985             507              882
  Receivable for securities sold............................       11,000               --              --            8,789
  Receivable for membership interest sold...................           --               37              --               --
  Dividends and accrued interest receivable.................        8,274            9,607           8,589            7,960
                                                               ----------       ----------      ----------       ----------
    Total assets............................................    2,546,088        3,552,297       2,846,431        1,942,477
                                                               ----------       ----------      ----------       ----------
Liabilities:
  Cash overdraft............................................          873               --              --               --
  Payable for securities purchased..........................           --           58,106              --               --
  Payable for membership interest redeemed..................        4,466               41             129              117
  Payable for investment management services................        1,307            1,693           1,452              989
  Accrued professional fees.................................        1,266            1,273           1,270            1,253
  Accrued accounting and custody fees.......................          263              265             269              250
  Accrued printing and other expense........................        1,907            2,378           2,131            1,548
                                                               ----------       ----------      ----------       ----------
    Total liabilities.......................................       10,082           63,756           5,251            4,157
                                                               ----------       ----------      ----------       ----------
Net assets..................................................   $2,536,006       $3,488,541      $2,841,180       $1,938,320
                                                               ==========       ==========      ==========       ==========
Net assets consist of:
  Par value, $1 per membership interest.....................   $  260,518       $  314,073      $  307,624       $  191,018
  Paid-in capital in excess of par value....................    2,121,044        3,067,600       2,463,621        1,709,869
  Accumulated net realized gains (losses) on investments....      127,295          169,738        (166,067)         (31,706)
  Net unrealized appreciation/depreciation on investments...      (96,071)        (176,231)        113,419          (18,472)
  Undistributed net investment income.......................      123,220          113,361         122,583           87,611
                                                               ----------       ----------      ----------       ----------
Net assets..................................................   $2,536,006       $3,488,541      $2,841,180       $1,938,320
                                                               ==========       ==========      ==========       ==========
Membership interest outstanding.............................      260,518          314,073         307,624          191,018
Net asset value per membership interest.....................   $     9.73       $    11.11      $     9.24       $    10.15
                                                               ==========       ==========      ==========       ==========

 STATEMENTS OF OPERATIONS     FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                                     DOW 10 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Investment income:
  Interest..................................................    $     114       $     165        $      52       $      49
  Dividends.................................................       55,949          63,522           59,437          41,042
                                                                ---------       ---------        ---------       ---------
    Total investment income.................................       56,063          63,687           59,489          41,091
                                                                ---------       ---------        ---------       ---------
Expenses:
  Management fees...........................................        8,257           9,591            9,209           6,150
  Custodian fees............................................          960             981              976             919
  Professional fees.........................................        1,282           1,292            1,286           1,266
  Accounting fees...........................................          851             902              905             726
  Printing..................................................        1,486           1,607            1,476           1,230
  Other.....................................................          545             417              408             198
                                                                ---------       ---------        ---------       ---------
    Total expenses..........................................       13,381          14,790           14,260          10,489
                                                                ---------       ---------        ---------       ---------
    Net investment income...................................       42,682          48,897           45,229          30,602
                                                                ---------       ---------        ---------       ---------
Realized and unrealized gains (losses) on investments:
  Net realized gains (losses) on investments................       87,585         232,158          (13,754)         10,708
  Change in unrealized appreciation/depreciation on
    investments.............................................     (276,752)       (285,214)        (146,059)       (145,563)
                                                                ---------       ---------        ---------       ---------
  Net gains (losses) on investments.........................     (189,167)        (53,056)        (159,813)       (134,855)
                                                                ---------       ---------        ---------       ---------
  Change in net assets from operations......................    $(146,485)      $  (4,159)       $(114,584)      $(104,253)
                                                                =========       =========        =========       =========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)      JUNE 30, 2005 (UNAUDITED)

                                                                                     DOW 5 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Assets:
  Investments in securities, at cost........................   $1,215,624       $1,114,805       $ 810,051       $1,043,208
                                                               ==========       ==========       =========       ==========
  Investments in securities, at fair value..................   $1,247,518       $1,110,050       $ 817,389       $1,050,604
  Cash in bank..............................................          230              801             111              247
  Receivable for membership interest sold...................           --                8              --               --
  Dividends and accrued interest receivable.................        4,673            2,424           1,131            2,974
                                                               ----------       ----------       ---------       ----------
    Total assets............................................    1,252,421        1,113,283         818,631        1,053,825
                                                               ----------       ----------       ---------       ----------
Liabilities:
  Payable for membership interest redeemed..................          139               15              49               42
  Payable for securities purchased..........................           --           11,096              --               --
  Payable for investment management services................          629              897             845              785
  Accrued professional fees.................................        1,241            1,237           1,234            1,238
  Accrued accounting and custody fees.......................          236              227             231              233
  Accrued printing and other expense........................          250              139             221              346
                                                               ----------       ----------       ---------       ----------
    Total liabilities.......................................        2,495           13,611           2,580            2,644
                                                               ----------       ----------       ---------       ----------
Net assets..................................................   $1,249,926       $1,099,672       $ 816,051       $1,051,181
                                                               ==========       ==========       =========       ==========
Net assets consist of:
  Par value, $1 per membership interest.....................   $  124,557       $  104,804       $  89,386       $  107,681
  Paid-in capital in excess of par value....................    1,025,777          889,510         786,795          908,063
  Accumulated net realized gains (losses) on investments....       29,251           77,592         (99,810)         (10,121)
  Net unrealized appreciation/depreciation on investments...       31,894           (4,755)          7,338            7,396
  Undistributed net investment income.......................       38,447           32,521          32,342           38,162
                                                               ----------       ----------       ---------       ----------
Net assets..................................................   $1,249,926       $1,099,672       $ 816,051       $1,051,181
                                                               ==========       ==========       =========       ==========
Membership interest outstanding.............................      124,557          104,804          89,386          107,681
Net asset value per membership interest.....................   $    10.03       $    10.49       $    9.13       $     9.76
                                                               ==========       ==========       =========       ==========

 STATEMENTS OF OPERATIONS (CONTINUED)     FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

                                                                                     DOW 5 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Investment income:
  Interest..................................................    $     118        $     85        $     31         $     29
  Dividends.................................................       23,081          19,411          16,623           19,924
                                                                ---------        --------        --------         --------
    Total investment income.................................       23,199          19,496          16,654           19,953
                                                                ---------        --------        --------         --------
Expenses:
  Management fees...........................................        3,669           2,879           2,632            3,233
  Custodian fees............................................          871             854             850              861
  Professional fees.........................................        1,254           1,245           1,238            1,244
  Accounting fees...........................................          500             439             436              471
  Printing..................................................          925             881             881              944
  Other.....................................................          205              97             167              158
                                                                ---------        --------        --------         --------
    Total expenses..........................................        7,424           6,395           6,204            6,911
                                                                ---------        --------        --------         --------
    Net investment income...................................       15,775          13,101          10,450           13,042
                                                                ---------        --------        --------         --------
Realized and unrealized gains (losses) on investments:
  Net realized gains (losses) on investments................       47,575          92,945           5,203           (7,723)
  Change in unrealized appreciation/depreciation on
    investments.............................................     (106,178)        (59,388)        (97,927)         (77,305)
                                                                ---------        --------        --------         --------
  Net gains (losses) on investments.........................      (58,603)         33,557         (92,724)         (85,028)
                                                                ---------        --------        --------         --------
  Change in net assets from operations......................    $ (42,828)       $ 46,658        $(82,274)        $(71,986)
                                                                =========        ========        ========         ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                     DOW 10 PORTFOLIOS
                                                  -------------------------------------------------------
                                                        FIRST QUARTER                SECOND QUARTER
                                                  --------------------------   --------------------------
                                                   SIX MONTHS                   SIX MONTHS
                                                      ENDED          YEAR          ENDED          YEAR
                                                    6/30/2005       ENDED        6/30/2005       ENDED
                                                   (UNAUDITED)     12/31/04     (UNAUDITED)     12/31/04
                                                  -------------   ----------   -------------   ----------
From investment activities:
  Operations:
  Net investment income.........................   $   42,682     $   89,394    $   48,897     $   90,171
  Realized gains (losses) on investments........       87,585        208,980       232,158        157,586
  Change in unrealized appreciation/depreciation
    on investments..............................     (276,752)      (236,659)     (285,214)      (191,435)
                                                   ----------     ----------    ----------     ----------
    Change in net assets from operations........     (146,485)        61,715        (4,159)        56,322
                                                   ----------     ----------    ----------     ----------
Capital transactions:
  Received from shares sold.....................      352,177        636,628       544,682        373,215
  Paid for shares redeemed......................     (525,083)      (652,567)     (243,903)      (631,115)
                                                   ----------     ----------    ----------     ----------
    Change in net assets from capital
      transactions..............................     (172,906)       (15,939)      300,779       (257,900)
                                                   ----------     ----------    ----------     ----------
      Change in net assets......................     (319,391)        45,776       296,620       (201,578)
Net Assets:
  Beginning of period...........................    2,855,397      2,809,621     3,191,921      3,393,499
                                                   ----------     ----------    ----------     ----------
  End of period.................................   $2,536,006     $2,855,397    $3,488,541     $3,191,921
                                                   ==========     ==========    ==========     ==========
  Undistributed net investment income...........   $  123,220     $   80,538    $  113,361     $   64,464
                                                   ==========     ==========    ==========     ==========

                                                                     DOW 10 PORTFOLIOS
                                                  -------------------------------------------------------
                                                        THIRD QUARTER                FOURTH QUARTER
                                                  --------------------------   --------------------------
                                                   SIX MONTHS                   SIX MONTHS
                                                      ENDED          YEAR          ENDED          YEAR
                                                    6/30/2005       ENDED        6/30/2005       ENDED
                                                   (UNAUDITED)     12/31/04     (UNAUDITED)     12/31/04
                                                  -------------   ----------   -------------   ----------
From investment activities:
  Operations:
  Net investment income.........................   $   45,229     $   83,933    $   30,602     $   62,640
  Realized gains (losses) on investments........      (13,754)       (81,245)       10,708         76,580
  Change in unrealized appreciation/depreciation
    on investments..............................     (146,059)        99,286      (145,563)      (119,145)
                                                   ----------     ----------    ----------     ----------
    Change in net assets from operations........     (114,584)       101,974      (104,253)        20,075
                                                   ----------     ----------    ----------     ----------
Capital transactions:
  Received from shares sold.....................        8,495        591,791           454        238,593
  Paid for shares redeemed......................     (350,676)      (612,071)     (187,298)      (627,611)
                                                   ----------     ----------    ----------     ----------
    Change in net assets from capital
      transactions..............................     (342,181)       (20,280)     (186,844)      (389,018)
                                                   ----------     ----------    ----------     ----------
      Change in net assets......................     (456,765)        81,694      (291,097)      (368,943)
Net Assets:
  Beginning of period...........................    3,297,945      3,216,251     2,229,417      2,598,360
                                                   ----------     ----------    ----------     ----------
  End of period.................................   $2,841,180     $3,297,945    $1,938,320     $2,229,417
                                                   ==========     ==========    ==========     ==========
  Undistributed net investment income...........   $  122,583     $   77,354    $   87,611     $   57,009
                                                   ==========     ==========    ==========     ==========

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                      DOW 5 PORTFOLIOS
                                                    -----------------------------------------------------
                                                          FIRST QUARTER               SECOND QUARTER
                                                    --------------------------   ------------------------
                                                     SIX MONTHS                   SIX MONTHS
                                                        ENDED          YEAR          ENDED         YEAR
                                                      6/30/2005       ENDED        6/30/2005      ENDED
                                                     (UNAUDITED)     12/31/04     (UNAUDITED)    12/31/04
                                                    -------------   ----------   -------------   --------
From investment activities:
  Operations:
  Net investment income...........................   $   15,775     $   28,086    $   13,101     $ 22,214
  Net realized gains (losses) on investments......       47,575         51,170        92,945       13,617
  Change in unrealized appreciation/depreciation
    on investments................................     (106,178)        24,890       (59,388)      58,731
                                                     ----------     ----------    ----------     --------
    Change in net assets from operations..........      (42,828)       104,146        46,658       94,562
                                                     ----------     ----------    ----------     --------
Capital transactions:
  Received from shares sold.......................      353,822        102,785       198,829      115,838
  Paid for shares redeemed........................     (152,998)       (89,176)      (98,218)     (83,599)
                                                     ----------     ----------    ----------     --------
    Change in net assets from capital
      transactions................................      200,824         13,609       100,611       32,239
                                                     ----------     ----------    ----------     --------
      Change in net assets........................      157,996        117,755       147,269      126,801
Net Assets:
  Beginning of period.............................    1,091,930        974,175       952,403      825,602
                                                     ==========     ==========    ==========     ========
  End of period...................................   $1,249,926     $1,091,930    $1,099,672     $952,403
                                                     ==========     ==========    ==========     ========
  Undistributed net investment income.............   $   38,447     $   22,672    $   32,521     $ 19,420
                                                     ==========     ==========    ==========     ========

                                                                      DOW 5 PORTFOLIOS
                                                    -----------------------------------------------------
                                                         THIRD QUARTER               FOURTH QUARTER
                                                    ------------------------   --------------------------
                                                     SIX MONTHS                 SIX MONTHS
                                                        ENDED         YEAR         ENDED          YEAR
                                                      6/30/2005      ENDED       6/30/2005       ENDED
                                                     (UNAUDITED)    12/31/04    (UNAUDITED)     12/31/04
                                                    -------------   --------   -------------   ----------
From investment activities:
  Operations:
  Net investment income...........................    $ 10,450      $ 24,718    $   13,042     $   28,525
  Net realized gains (losses) on investments......       5,203        28,277        (7,723)        30,138
  Change in unrealized appreciation/depreciation
    on investments................................     (97,927)       18,660       (77,305)        14,619
                                                      --------      --------    ----------     ----------
    Change in net assets from operations..........     (82,274)       71,655       (71,986)        73,282
                                                      --------      --------    ----------     ----------
Capital transactions:
  Received from shares sold.......................       1,293       302,499         6,063        103,574
  Paid for shares redeemed........................     (61,642)     (392,240)      (66,642)      (124,282)
                                                      --------      --------    ----------     ----------
    Change in net assets from capital
      transactions................................     (60,349)      (89,741)      (60,579)       (20,708)
                                                      --------      --------    ----------     ----------
      Change in net assets........................    (142,623)      (18,086)     (132,565)        52,574
Net Assets:
  Beginning of period.............................     958,674       976,760     1,183,746      1,131,172
                                                      ========      ========    ==========     ==========
  End of period...................................    $816,051      $958,674    $1,051,181     $1,183,746
                                                      ========      ========    ==========     ==========
  Undistributed net investment income.............    $ 32,342      $ 21,892    $   38,162     $   25,120
                                                      ========      ========    ==========     ==========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
 FINANCIAL HIGHLIGHTS

                                                           DOW 10 -- FIRST QUARTER
                                           -------------------------------------------------------
                                           SIX MONTHS
                                              ENDED        YEAR       YEAR       YEAR       YEAR
                                             6/30/05      ENDED      ENDED      ENDED      ENDED
                                           (UNAUDITED)   12/31/04   12/31/03   12/31/02   12/31/01
                                           -----------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of period.....    $10.28       $ 9.96     $ 8.18    $  9.47     $ 9.98
                                             ------       ------     ------    -------     ------
Income (loss) from operations:
  Net investment income..................      0.16         0.32       0.25(c)    0.19       0.16
  Net realized & unrealized gains
    (losses) on investments..............     (0.71)          --       1.77      (1.21)     (0.51)
                                             ------       ------     ------    -------     ------
      Total income (loss) from
        operations.......................     (0.55)        0.32       2.02      (1.02)     (0.35)
                                             ------       ------     ------    -------     ------
Distributions:
  Distributions from net investment
    income...............................        --           --      (0.24)     (0.27)     (0.16)
                                             ------       ------     ------    -------     ------
Net asset value, end of period...........    $ 9.73       $10.28     $ 9.96    $  8.18     $ 9.47
                                             ======       ======     ======    =======     ======
Total return.............................     (5.35)%(b)    3.21%     25.24%    (10.75)%    (3.52)%
Ratios and supplemental data:
Net assets at end of period (millions)...    $  2.5       $  2.9     $  2.8    $   0.4     $  0.5
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses.............................      0.97%(a)     0.84%      1.10%      1.54%      1.60%
    Net investment income................      3.08%(a)     3.05%      2.91%      2.08%      1.59%
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses.............................      0.97%(a)     0.84%      1.16%      1.86%      2.27%
  Portfolio turnover rate................        42%          56%        16%        30%        35%

                                                          DOW 10 -- SECOND QUARTER
                                           -------------------------------------------------------
                                           SIX MONTHS
                                              ENDED        YEAR       YEAR       YEAR       YEAR
                                             6/30/05      ENDED      ENDED      ENDED      ENDED
                                           (UNAUDITED)   12/31/04   12/31/03   12/31/02   12/31/01
                                           -----------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of period.....    $11.10       $10.89     $ 8.70     $ 9.72     $10.11
                                             ------       ------     ------     ------     ------
Income (loss) from operations:
  Net investment income..................      0.16         0.31       0.26(c)    0.13       0.17
  Net realized & unrealized gains
    (losses) on investments..............     (0.15)       (0.10)      2.17      (0.76)     (0.38)
                                             ------       ------     ------     ------     ------
      Total income (loss) from
        operations.......................      0.01         0.21       2.43      (0.63)     (0.21)
                                             ------       ------     ------     ------     ------
Distributions:
  Distributions from net investment
    income...............................        --           --      (0.24)     (0.39)     (0.18)
                                             ------       ------     ------     ------     ------
Net asset value, end of period...........    $11.11       $11.10     $10.89     $ 8.70     $ 9.72
                                             ======       ======     ======     ======     ======
Total return.............................      0.09%(b)     1.93%     28.36%     (6.61)%    (2.10)%
Ratios and supplemental data:
Net assets at end of period (millions)...    $  3.5       $  3.2     $  3.4     $  0.7     $  1.3
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses.............................      0.92%(a)     0.91%      1.14%      1.43%      1.50%
    Net investment income................      3.03%(a)     2.79%      2.71%      2.13%      1.63%
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses.............................      0.92%(a)     0.92%      1.14%      1.50%      1.68%
  Portfolio turnover rate................        43%          47%        23%        33%        25%

---------------

(a) Annualized.

(b) Not annualized.

(c) Calculated using the average daily shares method.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC
 FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           DOW 10 -- THIRD QUARTER
                                           -------------------------------------------------------
                                           SIX MONTHS
                                              ENDED        YEAR       YEAR       YEAR       YEAR
                                             6/30/05      ENDED      ENDED      ENDED      ENDED
                                           (UNAUDITED)   12/31/04   12/31/03   12/31/02   12/31/01
                                           -----------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of period.....    $ 9.59       $9.28      $ 7.66     $ 8.59     $ 9.04
                                             ------       -----      ------     ------     ------
Income (loss) from operations:
  Net investment income..................      0.15        0.24        0.23       0.17       0.14
  Net realized & unrealized gains
    (losses) on investments..............     (0.50)       0.07        1.61      (0.90)     (0.45)
                                             ------       -----      ------     ------     ------
      Total income (loss) from
        operations.......................     (0.35)       0.31        1.84      (0.73)     (0.31)
                                             ------       -----      ------     ------     ------
Distributions:
  Distributions from net investment
    income...............................        --          --       (0.22)     (0.20)     (0.14)
                                             ------       -----      ------     ------     ------
Net asset value, end of period...........    $ 9.24       $9.59      $ 9.28     $ 7.66     $ 8.59
                                             ======       =====      ======     ======     ======
Total return.............................     (3.65)%(b)   3.34%      24.46%     (8.52)%    (3.38)%
Ratios and supplemental data:
Net assets at end of period (millions)...    $  2.8       $ 3.3      $  3.2     $  1.0     $  1.1
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses.............................      0.92%(a)    0.93%       1.14%      1.44%      1.52%
    Net investment income................      2.93%(a)    2.73%       2.87%      2.16%      1.54%
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses.............................      0.92%(a)    0.94%       1.14%      1.44%      1.76%
  Portfolio turnover rate................         0%         56%         37%        37%        47%

                                                          DOW 10 -- FOURTH QUARTER
                                           -------------------------------------------------------
                                           SIX MONTHS
                                              ENDED        YEAR       YEAR       YEAR       YEAR
                                             6/30/05      ENDED      ENDED      ENDED      ENDED
                                           (UNAUDITED)   12/31/04   12/31/03   12/31/02   12/31/01
                                           -----------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of period.....    $10.66       $10.54     $ 8.73     $ 9.50     $ 9.80
                                             ------       ------     ------     ------     ------
Income (loss) from operations:
  Net investment income..................      0.16         0.30       0.25       0.19       0.14
  Net realized & unrealized gains
    (losses) on investments..............     (0.67)       (0.18)      1.79      (0.73)     (0.30)
                                             ------       ------     ------     ------     ------
      Total income (loss) from
        operations.......................     (0.51)        0.12       2.04      (0.54)     (0.16)
                                             ------       ------     ------     ------     ------
Distributions:
  Distributions from net investment
    income...............................        --           --      (0.23)     (0.23)     (0.14)
                                             ------       ------     ------     ------     ------
Net asset value, end of period...........    $10.15       $10.66     $10.54     $ 8.73     $ 9.50
                                             ======       ======     ======     ======     ======
Total return.............................     (4.78)%(b)    1.14%     23.81%     (5.68)%    (1.59)%
Ratios and supplemental data:
Net assets at end of period (millions)...    $  1.9       $  2.2     $  2.6     $  0.6     $  0.7
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses.............................      1.02%(a)     0.92%      1.32%      1.52%      1.57%
    Net investment income................      2.96%(a)     2.89%      2.63%      1.95%      1.41%
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses.............................      1.02%(a)     0.92%      1.33%      1.66%      2.09%
  Portfolio turnover rate................         1%          40%        59%        40%        34%

---------------

(a) Annualized.

(b) Not annualized.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC
 FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         DOW 5 -- FIRST QUARTER
                                       ----------------------------------------------------------
                                       SIX MONTHS
                                          ENDED        YEAR       YEAR       YEAR        YEAR
                                         6/30/05      ENDED      ENDED      ENDED        ENDED
                                       (UNAUDITED)   12/31/04   12/31/03   12/31/02    12/31/01
                                       -----------   --------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of
  period.............................    $10.46       $ 9.45     $ 8.51    $ 10.07      $10.98
                                         ------       ------     ------    -------      ------
Income (loss) from operations:
  Net investment income..............      0.13         0.27       0.20(c)    0.17        0.21
  Net realized & unrealized gains
    (losses) on investments..........     (0.56)        0.74       1.44      (1.45)      (0.55)
                                         ------       ------     ------    -------      ------
      Total income (loss) from
        operations...................     (0.43)        1.01       1.64      (1.28)      (0.34)
                                         ------       ------     ------    -------      ------
Distributions:
  Distributions from net investment
    income...........................        --           --      (0.20)     (0.28)      (0.21)
  Distributions of net realized
    capital gains....................        --           --      (0.50)        --       (0.36)
                                         ------       ------     ------    -------      ------
      Total distributions............        --           --      (0.70)     (0.28)      (0.57)
                                         ------       ------     ------    -------      ------
Net asset value, end of period.......    $10.03       $10.46     $ 9.45    $  8.51      $10.07
                                         ======       ======     ======    =======      ======
Total return.........................     (4.11)%(b)   10.69%     19.55%    (12.60)%     (3.30)%
Ratios and supplemental data:
Net assets at end of period
  (millions).........................    $  1.2       $  1.1     $  1.0    $   0.2      $  0.3
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses.........................      1.20%(a)     1.07%      1.48%      1.60%       1.60%
    Net investment income............      2.56%(a)     2.70%      2.20%      1.94%       1.82%
  Ratios assuming no expenses
    voluntarily reduced or reimbursed
    by advisor:
    Expenses.........................      1.20%(a)     1.07%      1.72%      2.44%       3.43%
  Portfolio turnover rate............        50%          35%        31%        66%         36%

                                                        DOW 5 -- SECOND QUARTER
                                       ----------------------------------------------------------
                                       SIX MONTHS
                                          ENDED        YEAR       YEAR       YEAR        YEAR
                                         6/30/05      ENDED      ENDED      ENDED        ENDED
                                       (UNAUDITED)   12/31/04   12/31/03   12/31/02    12/31/01
                                       -----------   --------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of
  period.............................    $10.02       $ 9.03     $ 7.48     $ 8.55      $ 12.21
                                         ------       ------     ------     ------      -------
Income (loss) from operations:
  Net investment income..............      0.12         0.23       0.18(c)    0.19         0.20
  Net realized & unrealized gains
    (losses) on investments..........      0.35         0.76       1.54      (1.01)       (1.46)
                                         ------       ------     ------     ------      -------
      Total income (loss) from
        operations...................      0.47         0.99       1.72      (0.82)       (1.26)
                                         ------       ------     ------     ------      -------
Distributions:
  Distributions from net investment
    income...........................        --           --      (0.17)     (0.25)       (0.20)
  Distributions of net realized
    capital gains....................        --           --         --         --        (2.20)
                                         ------       ------     ------     ------      -------
      Total distributions............        --           --      (0.17)     (0.25)       (2.40)
                                         ------       ------     ------     ------      -------
Net asset value, end of period.......    $10.49       $10.02     $ 9.03     $ 7.48      $  8.55
                                         ======       ======     ======     ======      =======
Total return.........................      4.69%(b)    10.96%     23.25%     (9.53)%     (10.64)%
Ratios and supplemental data:
Net assets at end of period
  (millions).........................    $  1.1       $  1.0     $  0.8     $  0.2      $   0.2
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses.........................      1.32%(a)     1.05%      1.52%      1.60%        1.60%
    Net investment income............      2.70%(a)     2.55%      2.22%      2.36%        1.66%
  Ratios assuming no expenses
    voluntarily reduced or reimbursed
    by advisor:
    Expenses.........................      1.32%(a)     1.06%      1.92%      3.05%        4.00%
  Portfolio turnover rate............        69%          51%        28%        10%          62%

---------------

(a) Annualized.

(b) Not annualized.

(c) Calculated using the average daily shares method.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC
 FINANCIAL HIGHLIGHTS (CONTINUED)

                                                            DOW 5 - THIRD QUARTER                    DOW 5 - FOURTH QUARTER
                                           -------------------------------------------------------   ----------------------
                                               SIX                                                       SIX
                                             MONTHS                                                    MONTHS
                                              ENDED        YEAR       YEAR       YEAR       YEAR        ENDED        YEAR
                                             6/30/05      ENDED      ENDED      ENDED      ENDED       6/30/05      ENDED
                                           (UNAUDITED)   12/31/04   12/31/03   12/31/02   12/31/01   (UNAUDITED)   12/31/04
                                           -----------   --------   --------   --------   --------   -----------   --------
Per membership interest data:
Net asset value, beginning of period.....    $10.01       $ 9.28    $  8.44    $  9.70     $11.69      $10.40       $ 9.76
                                             ------       ------    -------    -------     ------      ------       ------
Income (loss) from investment operations:
  Net investment income..................      0.12         0.26       0.22       0.21       0.18        0.12         0.25
  Net realized & unrealized gains
    (losses) on investments..............     (1.00)        0.47       1.02      (1.25)     (0.78)      (0.76)        0.39
                                             ------       ------    -------    -------     ------      ------       ------
      Total income (loss) from investment
        operations.......................     (0.88)        0.73       1.24      (1.04)     (0.60)      (0.64)        0.64
                                             ------       ------    -------    -------     ------      ------       ------
Distributions:
  Distributions from net investment
    income...............................        --           --      (0.23)     (0.22)     (0.18)         --           --
  Distributions of net realized capital
    gains................................        --           --      (0.17)        --      (1.21)         --           --
                                             ------       ------    -------    -------     ------      ------       ------
      Total distributions................        --           --      (0.40)     (0.22)     (1.39)         --           --
                                             ------       ------    -------    -------     ------      ------       ------
Net asset value, end of period...........    $ 9.13       $10.01    $  9.28    $  8.44     $ 9.70      $ 9.76       $10.40
                                             ======       ======    =======    =======     ======      ======       ======
Total return.............................     (8.79)%(b)    7.87%     14.88%    (10.79)%    (5.30)%     (6.15)%(b)    6.56%
Ratios and supplemental data:
Net assets at end of period (millions)...    $  0.8       $  1.0    $   1.0    $   0.3     $  0.2      $  1.1       $  1.2
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses.............................      1.40%(a)     1.02%      1.50%      1.55%      1.60%       1.27%(a)     1.04%
    Net Investment Income................      2.37%(a)     2.67%      2.69%      2.39%      1.53%       2.40%(a)     2.53%
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses.............................      1.40%(a)     1.02%      1.75%      2.36%      4.40%       1.27%(a)     1.04%
  Portfolio turnover rate................         0%          92%        86%       105%        55%          2%          70%

                                             DOW 5 - FOURTH QUARTER
                                           ------------------------------

                                             YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED
                                           12/31/03   12/31/02   12/31/01
                                           --------   --------   --------
Per membership interest data:
Net asset value, beginning of period.....   $ 8.38     $ 9.14     $ 8.99
                                            ------     ------     ------
Income (loss) from investment operations:
  Net investment income..................     0.20(c)    0.19       0.13
  Net realized & unrealized gains
    (losses) on investments..............     1.41      (0.73)      0.15
                                            ------     ------     ------
      Total income (loss) from investment
        operations.......................     1.61      (0.54)      0.28
                                            ------     ------     ------
Distributions:
  Distributions from net investment
    income...............................    (0.20)     (0.22)     (0.13)
  Distributions of net realized capital
    gains................................    (0.03)        --         --
                                            ------     ------     ------
      Total distributions................    (0.23)     (0.22)     (0.13)
                                            ------     ------     ------
Net asset value, end of period...........   $ 9.76     $ 8.38     $ 9.14
                                            ======     ======     ======
Total return.............................    19.54%     (5.89)%     3.20%
Ratios and supplemental data:
Net assets at end of period (millions)...   $  1.1     $  0.2     $  0.3
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses.............................     1.50%      1.60%      1.60%
    Net Investment Income................     2.25%      1.97%      1.32%
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by advisor:
    Expenses.............................     1.87%      2.76%      3.26%
  Portfolio turnover rate................       63%        45%        84%

---------------

(a) Annualized.

(b) Not annualized.

(c) Calculated using the average daily shares method.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
NOTES TO FINANCIAL STATEMENTS                          June 30, 2005 (Unaudited)

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Dow Target Variable Fund LLC (the "Fund") is an open-end management investment company. Its "Dow Target 10" Portfolios are 4 non-diversified Portfolios of common stock of the ten companies in the Dow Jones Industrial Average(SM) (the "Dow") having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of those Portfolio's annual term. This is often called "the Dow 10" strategy. These ten companies are popularly known as the "Dogs of the Dow." Its "Dow Target 5" Portfolios are 4 non-diversified portfolios of common stock of the five Dow 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of those Portfolios' annual term.

   The Fund's objective is to provide above-average total return through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each Portfolio of the Fund are not expected to reflect the entire Dow Index. The prices of Portfolio membership interests are not intended to track movements of the Dow. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (publishers of The Wall Street Journal) as representing American industry and the broader domestic stock market.

   The Fund is a limited liability company created under Ohio law. The membership interests of its Portfolios are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLIC"). Portfolio membership interests are not offered directly to the public. Portfolio membership interests are purchased by ONLIC's separate accounts as an investment option for their variable annuity contracts.

   THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

   Portfolio membership interests are sold to ONLIC's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order. The value of Portfolio interests is based on the fair value of the stocks and any other cash or securities owned by each Portfolio. The domestic common stocks of the Portfolio are valued at the daily closing price of the exchange on which each security is traded. This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of that Portfolio's securities plus any cash or other assets, less the Portfolio's liabilities, by the number of Portfolio interests outstanding.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   As a single member limited liability company, the Fund is not subject to Subchapter M distribution requirements. As such, no distributions were declared or paid during the six-month period ended June 30, 2005.

   In the normal course of business, securities transactions are accounted for no later than the first calculation on the first business day following the trade date basis. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned. Net realized gain or loss on investments is determined using the specific identification method.

   REPURCHASE AGREEMENTS

   Each Portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund's Board of Managers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2005 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   FEDERAL INCOME TAXES

   The Fund is a single member limited liability company taxed as a division of the separate accounts of ONLIC. Income and losses of the Portfolios are included in the taxable income or loss of the separate accounts of ONLIC. Accordingly, the Portfolios have made no provision for Federal income taxes.

   EXPENSE ALLOCATION

   Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets or other appropriate method.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS

   The gross unrealized appreciation and depreciation on investments in each Portfolio as of June 30, 2005 were as follows:

                                                                                      DOW 10 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Gross unrealized:
        Appreciation........................................   $  153,169        $  160,745        $ 315,884        $ 125,150
        Depreciation........................................     (249,240)         (336,976)        (202,465)        (143,622)
                                                               ----------        ----------        ---------        ---------
      Net Unrealized:
        Appreciation (Depreciation).........................   $  (96,071)       $ (176,231)       $ 113,419        $ (18,472)
                                                               ==========        ==========        =========        =========

                                                                                       DOW 5 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Gross unrealized:
        Appreciation........................................   $   88,905        $   55,304        $  29,890        $  56,906
        Depreciation........................................      (57,011)          (60,059)         (22,552)         (49,510)
                                                               ----------        ----------        ---------        ---------
      Net Unrealized:
        Appreciation (Depreciation).........................   $   31,894        $   (4,755)       $   7,338        $   7,396
                                                               ==========        ==========        =========        =========

(3) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the six-month period ended June 30, 2005 were as follows:

                                                                                      DOW 10 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Stocks
        Purchases...........................................   $1,143,855        $1,735,137        $   7,494        $  24,952
        Sales...............................................   $1,268,369        $1,387,908        $ 298,751        $ 153,146

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2005 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                       DOW 5 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Stocks
        Purchases...........................................   $  827,590        $  781,418        $      --        $  17,973
        Sales...............................................   $  613,923        $  666,398        $  48,794        $  65,912

(4) RELATED PARTY AND OTHER TRANSACTIONS

   The Portfolios' day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly owned subsidiary of ONLIC and its address is the same as those of the Portfolios and ONLIC. The Adviser and its predecessor have been managing investment companies since 1970. All of the Adviser's investment advisory personnel are also responsible for the management of ONLIC's assets.

   For managing the Portfolios' assets, the Adviser receives a monthly management fee based on the Portfolios' average daily net assets. This fee is calculated daily and is at the annual rate of 0.60% of average daily net assets.

   In addition to the fee paid to the Adviser, the Portfolios incur other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services. Under the agreement between the Fund and the Adviser, the Adviser has agreed to reimburse the Portfolios for expenses, other than advisory fees, taxes and interest, in excess of 1% of their daily net assets. The Adviser contracts with First Trust Advisors LP ("First Trust") to serve as sub-adviser to the Portfolios. First Trust manages the Portfolios' assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 strategies in unit investment trusts and other investment companies since 1991.

   First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLIC have entered into agreements with First Trust giving the Fund and ONLIC permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLIC's separate accounts.

   For the service and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on each Portfolio's average daily net assets. This fee is calculated daily and is at the annual rate of 0.35% of the Portfolios' average daily net assets, and is an expense of the Adviser, not the Fund.

   Each manager who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer of $100 plus $100 for each Board meeting attended and $100 for each Board committee meeting attended. For the six-month period ended June 30, 2005, compensation of these managers by the Fund totaled $2,700

   Under an agreement among the Adviser, ONLIC and the Fund, ONLIC will, to the extent requested by the Adviser, provide clerical and administrative services and such office supplies and equipment as may be reasonably required in order that the Adviser may properly perform its functions on behalf of the Fund in connection with the Investment Advisory Agreement. In that regard, ONLIC performs various administrative services as well as the transfer agent function on behalf of the Fund. The services provided to the Advisor by ONLIC do not represent expenses of the Fund.

   U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, serves as accounting agent and U.S. Bank Institutional Trust & Custody, 425 Walnut Street, Cincinnati, Ohio serves as the custodian for the Fund.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2005 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(5) PORTFOLIO MEMBERSHIP INTERESTS

   Portfolio membership interest transactions for the six-month period ended June 30, 2005 and the year ended December 31, 2004 were as follows:

                                                                                     DOW 10 PORTFOLIOS
                                                                  --------------------------------------------------------
                                                                        FIRST QUARTER                 SECOND QUARTER
                                                                  --------------------------    --------------------------
                                                                  PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                                                    6/30/05        12/31/04       6/30/05        12/31/04
                                                                  ------------    ----------    ------------    ----------
      Capital shares issued on sales............................     35,488         63,206         48,389         35,881
      Capital shares redeemed...................................    (52,763)       (67,427)       (21,765)       (60,116)
                                                                    -------        -------        -------        -------
      Net increase (decrease)...................................    (17,275)        (4,221)        26,624        (24,235)
                                                                    =======        =======        =======        =======

                                                                                     DOW 10 PORTFOLIOS
                                                                  --------------------------------------------------------
                                                                        THIRD QUARTER                 FOURTH QUARTER
                                                                  --------------------------    --------------------------
                                                                  PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                                                    6/30/05        12/31/04       6/30/05        12/31/04
                                                                  ------------    ----------    ------------    ----------
      Capital shares issued on sales............................        912         64,851             44         23,257
      Capital shares redeemed...................................    (37,198)       (67,655)       (18,081)       (60,764)
                                                                    -------        -------        -------        -------
      Net decrease..............................................    (36,286)        (2,804)       (18,037)       (37,507)
                                                                    =======        =======        =======        =======

                                                                                      DOW 5 PORTFOLIOS
                                                                  --------------------------------------------------------
                                                                        FIRST QUARTER                 SECOND QUARTER
                                                                  --------------------------    --------------------------
                                                                  PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                                                    6/30/05        12/31/04       6/30/05        12/31/04
                                                                  ------------    ----------    ------------    ----------
      Capital shares issued on sales............................     35,399         10,636         19,482         12,904
      Capital shares redeemed...................................    (15,270)        (9,310)        (9,733)        (9,269)
                                                                    -------        -------        -------        -------
      Net increase..............................................     20,129          1,326          9,749          3,635
                                                                    =======        =======        =======        =======

                                                                                      DOW 5 PORTFOLIOS
                                                                  --------------------------------------------------------
                                                                        THIRD QUARTER                 FOURTH QUARTER
                                                                  --------------------------    --------------------------
                                                                  PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                                                    6/30/05        12/31/04       6/30/05        12/31/04
                                                                  ------------    ----------    ------------    ----------
      Capital shares issued on sales............................        134         31,712            606         10,211
      Capital shares redeemed...................................     (6,510)       (41,252)        (6,698)       (12,358)
                                                                    -------        -------        -------        -------
      Net decrease..............................................     (6,376)        (9,540)        (6,092)        (2,147)
                                                                    =======        =======        =======        =======

                   END OF NOTES TO THE FINANCIAL STATEMENTS.

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2005 (Unaudited)

 ADDITIONAL INFORMATION

An individual may not buy or own shares of the Fund directly. An individual acquires an indirect interest in the Fund by purchasing a variable annuity or life insurance contract and allocating payments to Fund Portfolios available through separate accounts. The separate accounts of ONLIC are the shareholders of the Fund.

As a shareholder of the Fund, a separate account incurs ongoing costs, including management fees and other Fund expenses. This example is intended to help a policy/contract owner understand ongoing costs (in dollars) associated with the underlying investment in the Fund by the separate account shareholder and to compare these costs with the ongoing costs associated with investing in other mutual funds.

The example is based on an investment of $1,000 invested at January 1, 2005 and held through June 30, 2005.

Actual Expenses

The table below provides information about investment values and actual expenses associated with each Portfolio of the Fund. The information below, together with the amount of an underlying investment, can be used to estimate expenses paid over the period. An estimate can be obtained by simply dividing an underlying investment value by $1,000 (for example, an $8,600 investment value divided by $1,000 = 8.6), then multiplying the result by the number in the table under the heading entitled "Expenses Paid During Period"

                                                           BEGINNING       ENDING        EXPENSE PAID       EXPENSE RATIO
                                                           INVESTMENT    INVESTMENT         DURING          DURING PERIOD
                                                             VALUE         VALUE           PERIOD*         1/1/05 - 6/30/05
                        PORTFOLIO                            1/1/05       6/30/05      1/1/05 - 6/30/05      (ANNUALIZED)
                        ---------                          ----------    ----------    ----------------    ----------------
Dow Target 10 First Quarter..............................  $ 1,000.00    $   946.50         $4.76               0.97%
Dow Target 10 Second Quarter.............................    1,000.00      1,000.90          4.64               0.92%
Dow Target 10 Third Quarter..............................    1,000.00        963.50          4.55               0.92%
Dow Target 10 Fourth Quarter.............................    1,000.00        952.20          5.02               1.02%
Dow Target 5 First Quarter...............................    1,000.00        958.90          5.93               1.20%
Dow Target 5 Second Quarter..............................    1,000.00      1,046.90          6.81               1.32%
Dow Target 5 Third Quarter...............................    1,000.00        912.10          6.75               1.40%
Dow Target 5 Fourth Quarter..............................    1,000.00        938.50          6.21               1.27%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical investment values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not an actual return. The hypothetical investment values and expenses may not be used to estimate the actual ending investment balance or expenses actually paid for the period by the shareholders. A policy/contract holder may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                           BEGINNING       ENDING        EXPENSE PAID       EXPENSE RATIO
                                                           INVESTMENT    INVESTMENT         DURING          DURING PERIOD
                                                             VALUE         VALUE           PERIOD*         1/1/05 - 6/30/05
                        PORTFOLIO                            1/1/05       6/30/05      1/1/05 - 6/30/05      (ANNUALIZED)
                        ---------                          ----------    ----------    ----------------    ----------------
Dow Target 10 First Quarter..............................  $ 1,000.00    $ 1,019.98         $4.86               0.97%
Dow Target 10 Second Quarter.............................    1,000.00      1,020.23          4.61               0.92%
Dow Target 10 Third Quarter..............................    1,000.00      1,020.23          4.61               0.92%
Dow Target 10 Fourth Quarter.............................    1,000.00      1,019.74          5.11               1.02%
Dow Target 5 First Quarter...............................    1,000.00      1,018.84          6.01               1.20%
Dow Target 5 Second Quarter..............................    1,000.00      1,018.25          6.61               1.32%
Dow Target 5 Third Quarter...............................    1,000.00      1,017.85          7.00               1.40%
Dow Target 5 Fourth Quarter..............................    1,000.00      1,018.50          6.36               1.27%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year. Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees (if any). Therefore, the table is useful in comparing ongoing costs only, and will not fully assist a policy/contract owner in determining the relative total expenses of different funds. In addition, if these transactional costs were included, costs may be higher for this Portfolio as well as for a fund being compared.

THE DOW(SM) TARGET VARIABLE FUND LLC
 INFORMATION ABOUT MANAGERS AND OFFICERS (UNAUDITED)

                                                                                 NUMBER OF
                                                                  TERM SERVED  PORTFOLIOS IN
                                                                  AS OFFICER       FUND          PRINCIPAL OCCUPATION AND OTHER
NAME AND ADDRESS          AGE       POSITION WITH THE FUND        OR MANAGER      COMPLEX     DIRECTORSHIPS DURING PAST FIVE YEARS
------------------------  ---  ---------------------------------  -----------  -------------  ------------------------------------
INDEPENDENT MANAGERS
James E. Bushman          60   Manager, Member of Audit and          Since          29        Director, President and CEO:
3040 Forrer Street             Independent Directors Committees      March                    Cast-Fab Technologies, Inc. (a
Cincinnati, Ohio                                                     2000                     manufacturing company); Director:
                                                                                              The Midland Company, ABX Air Inc.,
                                                                                              The Health Alliance of Greater
                                                                                              Cincinnati, and The Elizabeth Gamble
                                                                                              Deaconess Home Association;
                                                                                              Commissioner: Hamilton County Park
                                                                                              District.
Joseph A. Campanella      63   Manager, Member of Audit and          Since          29        Retired. Until 2001, was Executive
6179 Paderborne Drive          Independent Directors Committees       May                     Vice President, Community Banking
Hudson, Ohio                                                         2002                     Division, U.S. Bank; Director: Ohio
                                                                                              Savings Bank, Ohio Savings Financial
                                                                                              Corporation.
Ross Love                 58   Manager, Member of Audit and          Since          29        Director, President and CEO: Blue
615 Windings Way               Independent Directors Committees     October                   Chip Enterprises Ltd. (a company
Cincinnati, Ohio                                                     1998                     with holdings in the automotive
                                                                                              manufacturing, communications and
                                                                                              medical equipment industries.
                                                                                              Director: Radio One Inc., CBS
                                                                                              Technologies; Trustee: Syracuse
                                                                                              University, Greater Cincinnati
                                                                                              Chamber of Commerce; Chairman, Board
                                                                                              of Trustees: United Way of Greater
                                                                                              Cincinnati.
George M. Vredeveld       62   Manager, Chairman of Audit            Since          29        Alpaugh Professor of Economics,
University of Cincinnati       Committee, Member of Independent     October                   University of Cincinnati; President:
P.O. Box 210223                Directors Committee                   1998                     Economics Center for Education &
Cincinnati, Ohio                                                                              research; Director: Games Inc.
INTERESTED MANAGER AND OFFICERS
John J. Palmer            65   President and Manager                 Since          29        Director and Vice Chairman: ONLIC;
One Financial Way                                                   October                   Director and CEO: NSLA; Director:
Cincinnati, Ohio                                                     1998                     ONI and various other Ohio National-
                                                                                              affiliated companies; Trustee:
                                                                                              Cincinnati Symphony Orchestra,
                                                                                              Cincinnati Opera.
Thomas A. Barefield       52   Vice President                        Since          29        Senior Vice President, Institutional
One Financial Way                                                   October                   Sales: ONLIC; Prior to November 1997
Cincinnati, Ohio                                                     1998                     was Senior Vice President of Life
                                                                                              Insurance Company of Virginia.
Christopher A. Carlson    46   Vice President                     Since March       29        Senior Vice President, Chief
One Financial Way                                                    2000                     Investment Officer: ONLIC; President
Cincinnati, Ohio                                                                              and Director: the Adviser
Marc L. Collins           36   Secretary                             Since          29        Second Vice President and Counsel,
One Financial Way                                                    March                    ONLIC; Secretary, the Adviser.
Cincinnati, Ohio                                                     2000
R. Todd Brockman          36   Treasurer                             Since          29        Assistant Vice President, Mutual
One Financial Way                                                   August                    Fund Operations: ONLIC; Prior to
Cincinnati, Ohio                                                     2004                     July 2004 was an Assurance Manager
                                                                                              with Grant Thornton LLP, a certified
                                                                                              public accounting firm.
Dennis R. Taney           57   Chief Compliance Officer              Since          29        Second Vice President, Chief
One Financial Way                                                    June                     Compliance Officer: ONLIC; Prior to
Cincinnati, Ohio                                                     2004                     August 2004 was Treasurer of the
                                                                                              Fund.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC
 INFORMATION ABOUT MANAGERS AND OFFICERS (UNAUDITED)                 (CONTINUED)

                                                                                 NUMBER OF
                                                                  TERM SERVED  PORTFOLIOS IN
                                                                  AS OFFICER       FUND          PRINCIPAL OCCUPATION AND OTHER
NAME AND ADDRESS          AGE       POSITION WITH THE FUND        OR MANAGER      COMPLEX     DIRECTORSHIPS DURING PAST FIVE YEARS
------------------------  ---  ---------------------------------  -----------  -------------  ------------------------------------
Maureen Kiefer-           36   Compliance Director                Since March       29        Prior to January 2001 was mutual
Goldenberg                                                           2001                     fund assistant for ONLIC.
One Financial Way
Cincinnati, Ohio
Catherine E. Gehr         33   Assistant Treasurer                   Since          29        Manager, Mutual Fund Operations:
One Financial Way                                                    March                    ONLIC; Prior to April 2004 was an
Cincinnati, Ohio                                                     2005                     Accounting Consultant in the
                                                                                              financial control area for ONLIC.
Kimberly A. Plante        31   Assistant Secretary                   Since          29        Assistant Counsel: ONLIC; Prior to
One Financial Way                                                    March                    December 2004 was an Associate with
Cincinnati, Ohio                                                     2005                     Dinsmore & Shohl LLP, attorneys at
                                                                                              law.
William C. Price          42   AML Principal Compliance Officer      Since          29        Vice President and Assistant General
One Financial Way                                                    March                    Counsel: ONLIC; Prior to January
Cincinnati, Ohio                                                     2003                     2001 was a partner and co-chairman
                                                                                              of the litigation department of Wood
                                                                                              & Lamping, attorneys at law.

The Dow(SM) Target Variable Fund LLC
P.O. Box 371
Cincinnati, Ohio 45201

Form 8561 Rev. 8/05

ITEM 2.   CODE OF ETHICS

          As of the end of the period covered by this report, The Dow Target Variable Fund LLC (the "Fund") has adopted a code of ethics (the "Code") that applies to the Fund's principal executive officer and principal financial officer. A copy of the Code is filed as an exhibit to this Form N-CSR and is also available, without charge, upon request, by calling 877-781-6392 toll free.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

          The Fund's Board of Managers has determined that the Fund has two audit committee financial experts serving on its Audit Committee. The Audit Committee financial experts are Mr. James E. Bushman and Mr. Joseph A. Campanella. Mr. Bushman and Mr. Campanella are independent for purposes of Item 3 of Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

          The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Fund's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are listed below.

          (a) Audit Fees.

                   Fiscal year ended December 31, 2004:    $19,270
                   Fiscal year ended December 31, 2003:    $21,400

          (b) Audit-Related Fees.       None.

          (c) Tax Fees.                 None.

          (d) All Other Fees.           None.

          (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Fund's Audit Committee has adopted an Audit Committee Charter that requires that the Audit Committee oversee the quality and appropriateness of the accounting methods used in the preparation of the Fund's financial statements, and the independent audit thereof; approve the selection and compensation of the independent auditors; and pre-approve the performance, by the independent auditors, of non-audit services for the Fund, its investment adviser, or any affiliated entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund.

          (e)(2) Services Approved Pursuant to Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

          During the fiscal years ended December 31, 2004 and 2003, there were no non-audit services provided by the Fund's principal accountant that would have required pre-approval by the Fund's Audit Committee.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

          Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS

          Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

          Not Applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

          Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

          Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

          There were no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Managers.

ITEM 11.  CONTROLS AND PROCEDURES

          (a) The Fund's principal executive officer and principal financial officer have concluded, based on their evaluation conducted as of a date within 90 days of the filing of this report, that the Fund's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the Fund, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

          (b) There were no changes in the Fund's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 12.   EXHIBITS

          (a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EXHIBIT 99.CODE.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EXHIBIT 99.CERT.

                 The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as
                 EXHIBIT 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dow Target Variable Fund LLC

By:       /s/ John J. Palmer
          John J. Palmer
          President and Manager
          September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Dow Target Variable Fund LLC


By:       /s/ John J. Palmer
          John J. Palmer
          President and Manager
          September 6, 2005


By:       /s/ R. Todd Brockman
          R. Todd Brockman
          Treasurer
          September 6, 2005